JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 24.6%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (a)	1,046	860
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	4,965
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	11,902
5.80%, 10/11/2041 (a)	2,500	2,523
3.00%, 9/15/2050 (a)	5,645	3,656
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,225
2.75%, 2/1/2026	10,982	10,393
2.20%, 2/4/2026	22,360	20,985
3.10%, 5/1/2026	9,560	9,060
5.04%, 5/1/2027	9,155	8,947
5.15%, 5/1/2030	14,590	13,921
6.39%, 5/1/2031 (a)	11,580	11,714
3.60%, 5/1/2034	5,076	4,043
6.53%, 5/1/2034 (a)	19,270	19,538
5.71%, 5/1/2040	12,565	11,546
5.81%, 5/1/2050	14,000	12,536
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	21,848
5.40%, 7/31/2033	11,863	11,766
4.85%, 4/27/2035	1,918	1,807
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,577
5.75%, 3/15/2033	8,600	8,689
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,462
RTX Corp.
5.15%, 2/27/2033	11,955	11,760
4.50%, 6/1/2042	13,927	12,108
4.15%, 5/15/2045	7,861	6,345
3.75%, 11/1/2046	7,060	5,305
4.35%, 4/15/2047	4,020	3,316
2.82%, 9/1/2051	10,000	6,099
3.03%, 3/15/2052	3,840	2,443
6.40%, 3/15/2054	5,495	5,991
		272,330
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,710
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,870	8,415
1.30%, 1/8/2026 (a)	7,365	6,876
1.50%, 6/15/2026 (a)	17,530	16,132
2.38%, 10/15/2027 (a)	9,020	8,163
1.80%, 1/10/2028 (a)	12,950	11,388

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	12,937	10,763
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	6,615	5,826
		67,563
Banks — 7.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	33,300	33,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	17,700	17,913
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	15,800	13,841
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	21,112	21,575
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	7,745	7,963
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	20,860	20,714
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	1,882
5.36%, 8/14/2028 (a)	20,760	20,898
2.55%, 2/13/2030 (a)	3,050	2,649
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	1,834	1,791
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	6,400	5,848
5.59%, 8/8/2028	49,600	49,889
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (b)	5,215	5,135
4.25%, 10/22/2026	6,055	5,901
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	21,849	21,692
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	6,250	5,843
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	9,615	8,879
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	10,025	9,569
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	26,190	25,483
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	29,628	28,117
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	49,969	46,783
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (b)	7,135	6,795
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	34,400	34,214
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	19,095	16,844
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	53,000	53,897
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	22,915	19,259
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	19,870	16,391
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	35,000	34,457
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	28,820	29,470
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	22,540	22,392
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	54,117	37,734
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	20,245	20,329
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	34,388	31,600
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	33,280	32,881
Bank of Montreal (Canada) 5.30%, 6/5/2026	11,390	11,370
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	16,360	16,227

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	25,854
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	23,810	21,859
5.79%, 7/13/2028 (a)	24,190	24,624
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	8,500	8,502
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	52,040	52,905
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	10,428	8,607
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	12,126	11,700
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,819	4,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	2,500	2,497
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	20,560	20,388
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	13,575	13,516
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	12,958	10,944
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	34,055	35,041
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	25,445	25,371
BPCE SA (France)
4.63%, 7/11/2024 (a)	11,600	11,578
1.00%, 1/20/2026 (a)	20,500	19,106
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	11,406	10,775
3.38%, 12/2/2026	4,230	4,047
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	17,265	17,313
4.75%, 7/19/2027 (a)	2,915	2,863
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	23,410	23,793
5.28%, 5/30/2029 (a)	9,560	9,521
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	29,400	30,546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (a) (b)	11,526	11,520
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	15,245	12,327
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	21,875	23,565
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	11,880	11,877
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	26,140	26,614
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,282
3.60%, 4/7/2032	8,000	7,060
Citibank NA 5.57%, 4/30/2034	16,205	16,431
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,239
4.30%, 11/20/2026	6,200	6,049
4.45%, 9/29/2027	1,491	1,451
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	12,240	11,792
6.63%, 1/15/2028	3,363	3,524
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	41,323	39,259
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (b)	11,100	10,457
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	6,399	6,113
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	17,190	14,097
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	3,330	2,812

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	50,000	52,422
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	1,901	1,336
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,977
3.75%, 7/21/2026	8,564	8,231
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	12,800	12,179
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,342
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	15,810	15,195
5.59%, 7/5/2026 (a)	12,885	12,942
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	8,688	8,092
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	13,890	14,318
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	28,420	28,237
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	8,979	8,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	15,845	15,825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	29,115	29,146
Discover Bank 4.25%, 3/13/2026	8,109	7,885
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	22,075	19,825
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	21,595	21,463
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (b)	8,401	8,325
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	2,400	2,315
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	4,932	4,841
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	17,888	17,201
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	25,865	23,138
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	13,465	11,791
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	20,470	16,998
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	13,085	10,897
(SOFR + 2.39%), 6.25%, 3/9/2034 (b)	12,000	12,495
6.10%, 1/14/2042	3,835	4,098
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,481
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	8,840	8,244
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	7,083	7,154
(SOFR + 2.09%), 6.11%, 9/11/2034 (b)	13,270	13,685
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	36,960	38,221
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	3,780	3,442
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	15,180	14,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	12,150	11,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	17,805	17,758
4.38%, 3/22/2028	6,745	6,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	19,370	19,303

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	17,660	16,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	14,590	13,363
2.05%, 7/17/2030	23,420	19,438
3.75%, 7/18/2039	10,875	9,088
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	13,350	12,908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	16,739	15,416
3.17%, 9/11/2027	4,000	3,745
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (b)	20,000	20,244
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	11,274	9,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (b)	26,000	26,321
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (b)	15,000	15,231
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,000	8,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	8,560	8,583
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	23,794	23,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	4,480	4,525
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	14,835	14,534
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	25,946	24,688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	41,515	41,543
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	31,620	28,949
5.41%, 5/17/2029 (a)	20,945	20,882
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	16,730	16,751
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (b)	29,735	29,934
(SOFR + 2.14%), 6.34%, 5/31/2035 (b)	14,000	14,016
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,774	36,292
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	14,830	13,671
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	45,000	46,188
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	20,735	20,395
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	5,000	4,878
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	8,995	8,406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	20,000	20,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	7,650	7,047
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	20,000	20,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	36,200	35,904
3.00%, 1/22/2030 (a)	6,844	5,923
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	31,110	25,587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	16,372	16,373
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	9,000	8,816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	30,497	28,427

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	23,375	23,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	24,370	24,370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (a) (b)	12,991	13,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (b)	47,995	47,911
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,387
5.52%, 1/13/2028	23,065	23,300
5.72%, 9/14/2028	34,240	34,808
3.04%, 7/16/2029	25,422	22,831
5.71%, 1/13/2030	23,065	23,449
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	15,305	15,441
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	27,075	27,275
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	20,190	21,384
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	12,630	12,028
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	10,000	10,033
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	10,759	10,691
UBS AG (Switzerland) 3.63%, 9/9/2024	25,106	24,965
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,000	13,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	10,885	10,111
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (b)	12,600	12,581
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,843
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	48,610	48,885
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	46,180	47,787
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	22,315	22,124
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	16,715	16,640
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	30,225	32,148
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	30,485	30,221
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,119	8,163
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	2,800	2,390
		3,180,603
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	20,591
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,297
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,120
4.44%, 10/6/2048	28,858	24,587
5.80%, 1/23/2059	605	627
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,173
1.85%, 9/1/2032	11,205	8,572
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,786
4.50%, 5/9/2047	3,680	3,076
5.25%, 11/15/2048	3,091	2,876

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,117
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,203
		112,025
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,655
4.55%, 3/15/2035	3,881	3,657
4.50%, 5/14/2035	15,614	14,636
4.05%, 11/21/2039	33,708	29,086
4.63%, 10/1/2042	9,850	8,872
4.40%, 11/6/2042	12,902	11,340
4.75%, 3/15/2045	7,000	6,373
4.45%, 5/14/2046	2,145	1,862
4.25%, 11/21/2049	10,194	8,468
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,280
3.15%, 2/21/2040	5,870	4,392
5.60%, 3/2/2043	15,346	15,200
4.66%, 6/15/2051	17,300	14,796
5.75%, 3/2/2063	7,500	7,385
Baxalta, Inc. 5.25%, 6/23/2045	327	309
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,474
2.60%, 10/1/2040	11,110	7,617
		169,402
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,286
3.95%, 4/13/2052	27,400	21,968
3.25%, 5/12/2061	7,000	4,651
		34,905
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,741
6.50%, 8/15/2032	10,095	10,681
4.50%, 5/15/2047	3,130	2,588
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,430
		28,440
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (b)	28,325	29,524
(SOFR + 1.85%), 6.47%, 10/25/2034 (b)	19,650	21,163
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	2,556
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,499

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
4.85%, 3/29/2029	5,160	5,074
4.70%, 9/20/2047	1,075	916
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,630	8,172
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	14,135	14,489
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,955	4,554
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	17,837	17,802
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	15,683	16,194
5.41%, 5/10/2029	16,725	16,695
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	11,195	11,621
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	5,900	5,190
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	11,977	10,044
FMR LLC 6.45%, 11/15/2039 (a)	2,242	2,374
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	13,398	13,288
4.25%, 10/21/2025	10,573	10,384
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	23,250	23,266
3.50%, 11/16/2026	18,000	17,224
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	32,000	29,764
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	14,889	13,691
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	15,385	14,672
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (b)	47,377	45,110
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	18,675	17,636
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	26,250	27,316
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	11,700	9,765
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	12,855	10,493
6.75%, 10/1/2037	1,435	1,558
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	4,600	3,904
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	16,126	14,286
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	1,000	741
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	5,469	4,147
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,804
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	8,095	6,721
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	22,160	22,213
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	6,735	6,281
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	22,700	22,269
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	17,658	17,108
4.35%, 9/8/2026	1,640	1,604
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	5,806	5,394
3.59%, 7/22/2028 (d)	13,333	12,649
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	7,397	7,011
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	19,325	19,197
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	12,760	12,674
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	13,630	13,678

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	17,528	16,884
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	4,930	4,995
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	11,200	8,918
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	28,395	27,751
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	9,295	9,199
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	11,146	11,066
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	10,600	9,497
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	9,350	6,975
Nasdaq, Inc. 5.55%, 2/15/2034	8,860	8,847
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,657
2.68%, 7/16/2030	12,180	10,320
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	2,762	2,594
S&P Global, Inc. 2.90%, 3/1/2032	13,602	11,697
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (b)	9,010	8,663
UBS AG (Switzerland) 7.50%, 2/15/2028	3,598	3,844
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	9,320	8,987
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	24,200	22,444
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	2,991	2,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	14,521	14,457
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	8,470	8,485
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	24,790	26,109
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	10,000	12,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	14,865	14,844
		840,888
Chemicals — 0.1%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,170
5.45%, 12/1/2044	3,800	3,451
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,415
4.95%, 6/1/2043	16,825	14,818
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	246
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	12,401
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,806
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,422
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,796
5.25%, 1/15/2045	4,729	4,367
5.00%, 4/1/2049	4,150	3,673
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,280
		61,845
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	25,300	25,527

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
6.32%, 12/4/2028 (a)	25,788	26,575
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,323
		54,425
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,942
3.05%, 10/1/2041	3,330	2,348
		16,290
Construction Materials — 0.0% ^
CRH America, Inc.
3.88%, 5/18/2025 (a)	2,811	2,762
5.13%, 5/18/2045 (a)	6,052	5,516
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,509
		13,787
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	220	216
6.50%, 7/15/2025	13,141	13,241
4.45%, 10/1/2025	4,342	4,277
2.45%, 10/29/2026	24,380	22,685
3.00%, 10/29/2028	12,605	11,389
5.10%, 1/19/2029	3,835	3,782
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (a)	16,176	16,153
2.88%, 2/15/2025 (a)	3,020	2,950
5.50%, 1/15/2026 (a)	41,007	40,574
2.13%, 2/21/2026 (a)	28,294	26,484
4.25%, 4/15/2026 (a)	56,405	54,612
4.38%, 5/1/2026 (a)	29,066	28,230
2.53%, 11/18/2027 (a)	110,463	98,585
6.38%, 5/4/2028 (a)	10,555	10,702
5.75%, 3/1/2029 (a)	21,105	20,957
5.75%, 11/15/2029 (a)	32,420	32,142
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,940
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,798	2,557
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	29,565	30,175
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	16,445	13,309
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	12,191
1.25%, 1/8/2026	12,019	11,230
5.40%, 5/8/2027	12,020	12,000
2.35%, 1/8/2031	10,244	8,357
5.75%, 2/8/2031	13,405	13,397
2.70%, 6/10/2031	22,045	18,144
5.95%, 4/4/2034	11,700	11,645

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	8,965
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	11,200	10,994
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	8,725	8,817
6.50%, 3/26/2031 (a)	13,550	13,758
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	13,025	13,153
		578,611
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (a)	9,070	7,238
2.50%, 2/10/2041 (a)	9,243	6,059
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (a)	7,435	7,053
5.27%, 2/12/2034 (a)	7,410	7,274
3.44%, 5/13/2041 (a)	10,460	7,861
3.63%, 5/13/2051 (a)	10,500	7,493
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	3,852	4,034
Kroger Co. (The)
5.40%, 7/15/2040	829	804
5.00%, 4/15/2042	9,000	8,279
3.88%, 10/15/2046	11,000	8,249
		64,344
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.75%, 3/15/2025	7,570	7,451
3.90%, 6/1/2028	2,870	2,723
		10,174
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,139
Clark University 3.32%, 7/1/2052	7,000	4,719
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,320
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,276
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,563
		29,017
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	4,776
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	9,978
2.85%, 1/15/2032	2,972	2,434
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,650
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,232
4.25%, 10/1/2026	4,970	4,829

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
2.45%, 2/1/2032	10,980	8,816
2.25%, 4/1/2033	12,000	9,135
		53,850
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,124
2.75%, 6/1/2031	18,585	15,787
2.25%, 2/1/2032	26,520	21,384
3.50%, 6/1/2041	35,836	27,348
3.65%, 6/1/2051	16,997	12,005
3.55%, 9/15/2055	25,312	16,996
3.80%, 12/1/2057	4,454	3,101
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	3,379
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	1,899
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	11,935
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,666
2.10%, 3/22/2028	6,005	5,380
4.33%, 9/21/2028	11,983	11,612
1.68%, 10/30/2030	2,840	2,290
2.55%, 3/21/2031	25,000	21,078
2.65%, 11/20/2040	27,316	18,817
3.40%, 3/22/2041	7,000	5,355
3.70%, 3/22/2061	6,890	4,861
		188,017
Electric Utilities — 2.7%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,675
3.15%, 9/15/2049	2,680	1,764
5.40%, 3/15/2053	4,030	3,854
Alabama Power Co.
6.13%, 5/15/2038	1,904	1,981
6.00%, 3/1/2039	769	796
4.10%, 1/15/2042	923	748
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,953
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,767
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,432
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,742
3.20%, 9/15/2049	8,020	5,333
2.90%, 6/15/2050	7,770	4,845
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	837
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	3,621
5.95%, 12/15/2036	840	839
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,694

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,229
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,699
5.40%, 4/1/2053	1,865	1,821
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	18,800	19,577
Series A-2, 6.09%, 9/1/2037	18,650	19,723
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,029
5.40%, 1/15/2054	9,705	9,327
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,303
3.75%, 9/1/2046	16,415	12,070
6.10%, 9/15/2053	26,040	26,613
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,038
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,422
Series YYY, 3.25%, 10/1/2049	6,895	4,637
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,425
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,544
4.10%, 3/15/2043	1,569	1,279
4.15%, 12/1/2044	2,258	1,824
3.70%, 10/15/2046	1,616	1,208
2.90%, 8/15/2051	9,495	5,900
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	3,985
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	8,002	7,486
2.78%, 1/7/2032 (a)	6,275	5,068
Edison International
5.75%, 6/15/2027	2,000	2,011
4.13%, 3/15/2028	6,730	6,409
5.25%, 11/15/2028	15,800	15,639
Electricite de France SA (France) 5.95%, 4/22/2034 (a)	19,275	19,418
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	7,722
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	4,500	4,212
6.00%, 10/7/2039 (a)	897	903
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	4,886
5.75%, 6/1/2054	6,750	6,698
Entergy Corp. 2.95%, 9/1/2026	2,469	2,336
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,666
3.25%, 4/1/2028	1,551	1,445
3.05%, 6/1/2031	4,606	3,986
4.00%, 3/15/2033	3,430	3,092

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,343
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,403
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	11,420	11,374
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,152
Exelon Corp.
3.40%, 4/15/2026	1,177	1,138
5.30%, 3/15/2033	13,000	12,881
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	51,620	48,409
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	1,570	1,458
5.20%, 4/1/2028 (a)	2,400	2,392
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	8,353	7,870
4.55%, 4/1/2049 (a)	830	679
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,385
5.30%, 4/1/2053	9,410	9,096
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,714
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	6,820	5,965
5.40%, 6/1/2033 (a)	5,000	4,923
5.65%, 5/9/2034 (a)	18,040	17,998
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,028
6.15%, 6/1/2037	1,740	1,768
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	3,768
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,757
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	12,530	11,989
Monongahela Power Co. 5.85%, 2/15/2034 (a)	7,920	8,024
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	753
5.38%, 9/15/2040	1,287	1,220
5.45%, 5/15/2041	3,354	3,216
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	2,257
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,398
3.55%, 5/1/2027	2,239	2,135
5.25%, 2/28/2053	11,030	10,258
5.55%, 3/15/2054	45,000	43,539
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (a)	8,540	8,189
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,329
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	8,422	7,927
2.45%, 12/2/2027 (a)	13,055	11,725
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,127
Ohio Edison Co. 6.88%, 7/15/2036	780	854

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,102
4.95%, 9/15/2052	19,830	18,011
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,432
2.95%, 3/1/2026	5,955	5,680
3.75%, 7/1/2028	7,665	7,140
6.10%, 1/15/2029	28,870	29,465
6.40%, 6/15/2033	33,829	35,116
5.80%, 5/15/2034	21,651	21,599
4.45%, 4/15/2042	5,700	4,581
3.75%, 8/15/2042 (e)	2,882	2,104
4.30%, 3/15/2045	18,688	14,392
4.00%, 12/1/2046	5,000	3,645
6.75%, 1/15/2053	7,990	8,442
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	5,000	5,213
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,039
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,821
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	8,670	8,618
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,782
Series A-4, 5.21%, 12/1/2047	9,600	9,149
Series A-5, 4.67%, 12/1/2051	2,170	1,937
Series A-5, 5.10%, 6/1/2052	15,355	14,618
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	27,315	27,623
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,305
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,625
5.25%, 5/15/2053	14,285	13,623
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,848
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	814
5.25%, 4/1/2053	10,460	9,600
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,511
Series G, 6.63%, 11/15/2037	3,901	4,129
Series K, 3.15%, 8/15/2051	12,330	7,901
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	991
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	28,475	28,503
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,819
Series A-1, 4.70%, 6/15/2040	17,429	16,767
Series A-3, 2.51%, 11/15/2043	7,950	5,314
Series A-2, 5.11%, 12/15/2047	6,495	6,152
Sierra Pacific Power Co. 5.90%, 3/15/2054 (a)	20,270	20,305
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	17,418	17,112

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A2, 5.17%, 5/15/2041	6,960	6,763
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,062
6.00%, 1/15/2034	895	923
5.20%, 6/1/2034	14,150	13,776
6.05%, 3/15/2039	2,197	2,235
3.90%, 12/1/2041	3,408	2,654
Series C, 4.13%, 3/1/2048	1,800	1,407
Series 20A, 2.95%, 2/1/2051	3,000	1,871
5.70%, 3/1/2053	5,545	5,417
5.88%, 12/1/2053	25,400	25,360
5.75%, 4/15/2054	13,500	13,296
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,503
5.70%, 3/15/2034	30,700	31,146
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,255
Tampa Electric Co. 4.90%, 3/1/2029	10,967	10,841
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,060
Union Electric Co.
5.20%, 4/1/2034	13,540	13,346
4.00%, 4/1/2048	1,600	1,234
3.90%, 4/1/2052	6,367	4,886
5.45%, 3/15/2053	11,765	11,321
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,151
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,092
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	2,981	3,175
6.00%, 4/15/2034 (a)	4,203	4,209
Xcel Energy, Inc. 4.80%, 9/15/2041	829	714
		1,200,477
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	1,247	1,163
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc. 3.25%, 9/8/2024	3,162	3,140
Corning, Inc. 5.35%, 11/15/2048	6,270	5,858
		8,998
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,418
4.75%, 8/1/2043	2,375	2,104
7.60%, 8/15/2096 (a)	2,242	2,451
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	8,627	8,226
		16,199
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	3,599	3,537

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.4%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (a)	6,500	6,134
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	12,696
3.85%, 4/5/2029	9,710	9,052
Equitable Holdings, Inc. 7.00%, 4/1/2028	4,588	4,852
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,779
4.40%, 7/1/2049	5,835	4,751
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,186
2.90%, 11/15/2031	9,690	8,065
5.95%, 8/15/2052	3,625	3,508
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	26,839
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	11,876
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a)	19,850	18,148
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	26,080	26,596
Shell International Finance BV 4.13%, 5/11/2035	9,000	8,229
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (a)	3,421	3,021
3.30%, 9/15/2046 (a)	3,050	2,240
		157,972
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	3,406	3,476
5.38%, 1/9/2036 (a)	5,080	4,925
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,518
2.75%, 5/14/2031	22,130	18,828
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,120
Cargill, Inc. 4.38%, 4/22/2052 (a)	5,890	4,951
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,202
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,155
6.50%, 11/15/2053	8,575	9,185
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	12,983
6.75%, 3/15/2034 (a)	26,720	28,073
Kellanova 5.25%, 3/1/2033	9,709	9,655
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,023
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	830
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,139
		136,063
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,064

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
4.13%, 10/15/2044	1,750	1,454
4.13%, 3/15/2049	6,000	4,767
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	1,790
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	5,223
4.27%, 3/15/2048 (a)	6,500	4,886
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	3,967
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,565
5.05%, 5/15/2052	7,979	6,993
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,202
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,626
		45,537
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,363
5.75%, 5/1/2040	3,244	3,329
5.40%, 6/1/2041	9,266	9,176
4.40%, 3/15/2042	2,010	1,759
4.38%, 9/1/2042	4,018	3,489
5.15%, 9/1/2043	3,380	3,231
4.70%, 9/1/2045	3,150	2,809
3.55%, 2/15/2050	5,584	4,070
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,149
CSX Corp.
5.50%, 4/15/2041	3,498	3,464
4.10%, 3/15/2044	1,515	1,249
4.75%, 11/15/2048	8,165	7,285
3.35%, 9/15/2049	2,710	1,901
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	15,410	15,312
5.20%, 10/30/2034 (a)	7,330	7,210
7.00%, 10/15/2037 (a)	425	477
5.63%, 3/15/2042 (a)	3,104	3,094
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,324
4.05%, 8/15/2052	5,192	3,988
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	3,095	3,054
5.70%, 2/1/2028 (a)	5,175	5,206
5.55%, 5/1/2028 (a)	2,525	2,534
6.05%, 8/1/2028 (a)	22,980	23,455
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	3,000	2,996
3.25%, 3/15/2032	12,450	9,993

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,517
4.10%, 9/15/2067	1,962	1,476
		130,910
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,581
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,406
4.55%, 3/1/2039	5,011	4,629
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,556
		27,172
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,203
4.50%, 5/15/2042	1,777	1,487
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,483
Banner Health 1.90%, 1/1/2031	13,950	11,486
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,434
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,634
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,456
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,043
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,727
Cigna Group (The)
5.13%, 5/15/2031	20,860	20,637
4.80%, 7/15/2046	1,904	1,678
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,872
2.78%, 10/1/2030	6,205	5,337
4.19%, 10/1/2049	5,540	4,405
3.91%, 10/1/2050	6,600	4,975
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,419
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,045
5.13%, 2/21/2030	8,553	8,411
5.25%, 2/21/2033	22,000	21,386
4.88%, 7/20/2035	3,500	3,251
5.05%, 3/25/2048	23,852	20,561
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,288
4.63%, 5/15/2042	3,477	3,071
4.65%, 1/15/2043	3,394	2,999
4.65%, 8/15/2044	4,149	3,625
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,197
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	16,707
HCA, Inc.
5.60%, 4/1/2034	28,350	28,105

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 6/15/2039	4,805	4,461
5.50%, 6/15/2047	17,500	16,248
3.50%, 7/15/2051	6,831	4,558
4.63%, 3/15/2052	16,000	12,897
6.00%, 4/1/2054	10,000	9,820
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,455
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,543
Memorial Health Services 3.45%, 11/1/2049	25,595	18,714
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,755
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	2,747	2,153
MultiCare Health System 2.80%, 8/15/2050	7,935	4,688
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,854
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,673
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,589
Series 2020, 3.38%, 7/1/2055	9,170	6,267
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,759
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,474
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,623
6.40%, 11/30/2033	11,460	12,233
Sutter Health 5.55%, 8/15/2053	5,000	5,094
Texas Health Resources
2.33%, 11/15/2050	6,717	3,847
4.33%, 11/15/2055	4,275	3,573
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,598
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,686
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,616
2.75%, 5/15/2040	4,800	3,447
3.25%, 5/15/2051	9,695	6,642
5.88%, 2/15/2053	9,740	10,082
5.05%, 4/15/2053	19,000	17,523
		474,794
Health Care REITs — 0.1%
DOC DR LLC
4.30%, 3/15/2027	4,500	4,385
3.95%, 1/15/2028	2,100	2,004
2.63%, 11/1/2031	6,195	5,095
Healthcare Realty Holdings LP
3.10%, 2/15/2030	16,814	14,600
2.00%, 3/15/2031	8,000	6,284
Healthpeak OP LLC 3.40%, 2/1/2025	162	159
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,919
Ventas Realty LP
3.50%, 2/1/2025	1,929	1,898
4.13%, 1/15/2026	770	752

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
3.25%, 10/15/2026	7,254	6,856
3.85%, 4/1/2027	4,308	4,131
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,604
6.50%, 3/15/2041	460	493
4.95%, 9/1/2048	5,000	4,495
		61,675
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,166
4.45%, 3/1/2047	3,210	2,696
		8,862
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	25,600	26,895
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,782
5.80%, 3/1/2033	20,702	21,026
6.25%, 10/1/2039	18,303	18,962
5.75%, 10/1/2041	15,265	14,847
6.50%, 10/1/2053	3,470	3,705
Southern Power Co. 5.15%, 9/15/2041	7,079	6,548
		102,765
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	22,685
Industrial REITs — 0.0% ^
Prologis LP
2.25%, 4/15/2030	3,830	3,268
4.75%, 6/15/2033	5,000	4,799
		8,067
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	7,535	5,422
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	8,983
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,295
Aon North America, Inc.
5.45%, 3/1/2034	34,340	34,011
5.75%, 3/1/2054	30,050	29,553
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,299
Athene Global Funding
2.75%, 6/25/2024 (a)	19,000	18,964
2.50%, 1/14/2025 (a)	3,477	3,409
1.45%, 1/8/2026 (a)	13,850	12,947
2.95%, 11/12/2026 (a)	42,215	39,670
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,139
4.30%, 5/15/2043	2,795	2,476

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
3.85%, 3/15/2052	24,230	18,626
CNO Global Funding 1.75%, 10/7/2026 (a)	11,240	10,258
Corebridge Global Funding 5.90%, 9/19/2028 (a)	18,170	18,465
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,305
6.50%, 6/4/2029 (f)	9,165	9,150
F&G Global Funding 1.75%, 6/30/2026 (a)	12,780	11,713
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	14,374	14,303
Five Corners Funding Trust II 2.85%, 5/15/2030 (a)	15,000	13,081
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	4,150
4.85%, 1/24/2077 (a)	1,663	1,371
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,223
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	2,943
3.95%, 10/15/2050 (a)	6,000	4,366
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,379
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,677
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (a)	18,500	18,581
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (a)	7,900	8,753
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	4,515
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	7,125
4.45%, 5/15/2069 (a)	11,250	8,871
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	10,941
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	9,255	9,302
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	3,766	2,878
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	16,520	16,610
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,107
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,129
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	10,576
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	2,600	2,497
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	3,243
4.27%, 5/15/2047 (a)	5,480	4,407
		444,713
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	30,000	30,397
IT Services — 0.0% ^
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,891
2.30%, 9/14/2031	10,000	7,907
		20,798
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,805

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,548
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,224
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,082
		15,854
Media — 0.5%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,269
5.38%, 4/1/2038	4,923	4,260
3.50%, 6/1/2041	12,020	8,076
3.50%, 3/1/2042	7,800	5,186
4.80%, 3/1/2050	13,160	9,704
3.70%, 4/1/2051	27,270	16,692
3.90%, 6/1/2052	9,380	5,887
Comcast Corp.
4.25%, 1/15/2033	16,564	15,386
5.30%, 6/1/2034	3,950	3,947
4.20%, 8/15/2034	3,361	3,064
3.25%, 11/1/2039	19,265	14,728
3.75%, 4/1/2040	8,535	6,918
4.00%, 11/1/2049	5,553	4,309
2.80%, 1/15/2051	24,803	15,205
2.89%, 11/1/2051	14,886	9,260
4.05%, 11/1/2052	1,350	1,044
5.35%, 5/15/2053	13,460	12,815
2.94%, 11/1/2056	15,473	9,299
2.99%, 11/1/2063	962	562
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	2,907
2.95%, 10/1/2050 (a)	8,375	4,979
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,716
5.20%, 9/20/2047	11,160	9,003
4.00%, 9/15/2055	6,989	4,472
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	735
Paramount Global
2.90%, 1/15/2027	2,252	2,074
5.85%, 9/1/2043	6,245	5,092
4.90%, 8/15/2044	2,004	1,430
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,279
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,367
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,207
7.30%, 7/1/2038	2,197	2,229
6.75%, 6/15/2039	1,794	1,743

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.88%, 11/15/2040	7,325	6,352
5.50%, 9/1/2041	6,940	5,804
		206,000
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	3,283	3,254
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,884
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	17,281	17,584
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	16,105	13,533
5.63%, 4/4/2034 (a)	21,000	20,630
Newmont Corp. 3.25%, 5/13/2030 (a)	5,845	5,236
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	5,036	5,305
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,680
3.25%, 10/15/2050	3,519	2,296
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	24,716
		99,118
Multi-Utilities — 0.4%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,304
2.95%, 2/15/2027	2,426	2,267
3.45%, 8/15/2027	1,250	1,188
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,756
Series 2017, 3.88%, 6/15/2047	3,355	2,593
4.50%, 5/15/2058	1,724	1,404
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,567
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,154
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,825
Series F, 5.25%, 8/1/2033	5,067	4,939
7.00%, 6/15/2038	1,076	1,171
Series C, 4.90%, 8/1/2041	1,840	1,628
Engie SA (France) 5.63%, 4/10/2034 (a)	13,225	13,187
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	21,178
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,182
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,096
5.80%, 2/1/2042	6,726	6,435
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,498
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	12,467
5.45%, 4/1/2034	7,700	7,606
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,783
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,697

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	969
3.95%, 11/15/2041	2,690	2,148
2.95%, 8/15/2051	17,150	11,076
5.35%, 4/1/2053	3,000	2,840
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,619
5.75%, 9/15/2033	12,830	13,112
5.88%, 3/15/2041	10,518	10,585
4.40%, 6/1/2043	1,392	1,144
3.95%, 10/1/2046	2,136	1,604
4.40%, 5/30/2047	2,274	1,854
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,611
		167,487
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,129
1.88%, 2/1/2033	12,120	9,086
5.25%, 5/15/2036	14,260	13,670
4.00%, 2/1/2050	9,430	6,963
5.15%, 4/15/2053	2,800	2,470
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	2,910
Kilroy Realty LP 3.45%, 12/15/2024	3,054	3,016
		40,244
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	12,118	11,242
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (a)	2,000	1,976
4.25%, 7/15/2027 (a)	7,325	7,107
BG Energy Capital plc 5.13%, 10/15/2041 (a)	5,781	5,313
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,330
BP Capital Markets America, Inc.
4.81%, 2/13/2033	10,000	9,672
4.89%, 9/11/2033	21,425	20,800
2.94%, 6/4/2051	25,080	15,975
Cheniere Energy, Inc. 5.65%, 4/15/2034 (a)	13,830	13,714
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (a)	16,276	15,961
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	11,670	11,842
6.04%, 11/15/2033 (a)	11,250	11,467
ConocoPhillips Co. 5.30%, 5/15/2053	13,210	12,531
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	17,380	15,615
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,168
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	5,409	5,286
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,139

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.63%, 4/5/2034	19,445	19,328
6.70%, 11/15/2053	5,550	6,078
Energy Transfer LP
4.15%, 9/15/2029	14,071	13,276
7.50%, 7/1/2038	2,695	3,059
6.05%, 6/1/2041	4,266	4,202
6.10%, 2/15/2042	7,220	7,105
5.95%, 10/1/2043	3,950	3,831
5.30%, 4/1/2044	1,840	1,646
5.00%, 5/15/2044 (e)	8,600	7,439
6.00%, 6/15/2048	209	202
6.25%, 4/15/2049	5,655	5,632
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	4,843	4,618
5.95%, 5/15/2054 (a)	14,030	13,873
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,263
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,506
7.55%, 4/15/2038	455	535
5.95%, 2/1/2041	1,259	1,296
4.45%, 2/15/2043	455	392
5.10%, 2/15/2045	1,758	1,641
4.95%, 10/15/2054	1,189	1,063
EQT Corp. 3.90%, 10/1/2027	4,517	4,299
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	10,809
4.11%, 3/1/2046	2,726	2,274
3.10%, 8/16/2049	17,965	12,241
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	13,075	10,754
4.32%, 12/30/2039 (a)	9,235	6,661
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	15,248	11,995
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	34,443	32,979
3.45%, 10/15/2027 (a)	12,470	11,713
HF Sinclair Corp. 5.88%, 4/1/2026	22,175	22,239
Kinder Morgan, Inc.
5.00%, 2/1/2029	23,293	22,944
5.20%, 6/1/2033	20,500	19,789
5.05%, 2/15/2046	6,000	5,237
Marathon Petroleum Corp. 6.50%, 3/1/2041	8,270	8,714
MPLX LP 5.50%, 6/1/2034	27,970	27,357
NGPL PipeCo LLC
4.88%, 8/15/2027 (a)	8,486	8,266
3.25%, 7/15/2031 (a)	8,283	7,035
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	4,550	4,461

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,914
3.00%, 2/15/2027	5,501	5,129
4.30%, 8/15/2039	9,894	7,933
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,913
Phillips 66 4.88%, 11/15/2044	665	597
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,398
3.15%, 12/15/2029	8,545	7,680
5.30%, 6/30/2033	17,780	17,487
4.90%, 10/1/2046	6,988	6,156
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,086
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	7,662	7,647
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	4,660	4,407
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,886
6.80%, 5/15/2038	3,677	3,930
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	908	852
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,649
3.46%, 7/12/2049	12,800	9,276
3.13%, 5/29/2050	20,230	13,728
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,508
4.75%, 5/15/2038	7,750	7,032
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,209
7.50%, 4/15/2032	1,081	1,221
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,134
5.65%, 3/15/2033	13,720	13,799
		687,461
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	13,423	13,326
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	16,973	15,154
		28,480
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,497
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,714
4.00%, 9/18/2042	4,270	3,575
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,137
4.55%, 2/20/2048	5,046	4,332
5.55%, 2/22/2054	16,265	16,014

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.65%, 2/22/2064	24,465	23,906
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	16,438
Merck & Co., Inc.
2.75%, 12/10/2051	7,065	4,387
5.00%, 5/17/2053	13,115	12,263
5.15%, 5/17/2063	10,195	9,626
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	14,794
5.30%, 5/19/2053	36,640	35,029
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,409
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,009
3.03%, 7/9/2040	25,815	18,922
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,006
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,756
		189,317
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	7,462
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	6,562	6,306
		13,768
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,031
5.50%, 4/1/2034	6,190	6,082
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,371
UDR, Inc.
2.95%, 9/1/2026	3,831	3,622
3.50%, 1/15/2028	1,354	1,271
3.00%, 8/15/2031	4,750	4,069
2.10%, 8/1/2032	5,520	4,269
3.10%, 11/1/2034	6,440	5,158
		35,873
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,521
2.50%, 8/16/2031	6,530	5,334
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	4,930
3.60%, 12/15/2026	5,527	5,289
5.60%, 10/15/2033	7,500	7,467
5.50%, 6/15/2034	9,180	9,056
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,189
3.00%, 1/15/2027	2,243	2,118
4.85%, 3/15/2030	19,270	18,831
1.80%, 3/15/2033	2,865	2,141

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
Regency Centers LP
4.13%, 3/15/2028	1,755	1,683
2.95%, 9/15/2029	10,600	9,462
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	9,752
3.25%, 10/28/2025 (a)	5,595	5,417
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	8,206	7,857
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,613
		104,660
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,917
Broadcom, Inc.
2.45%, 2/15/2031 (a)	31,809	26,593
3.14%, 11/15/2035 (a)	40,051	31,836
3.19%, 11/15/2036 (a)	5,766	4,526
Foundry JV Holdco LLC 6.15%, 1/25/2032 (a)	10,740	10,945
Intel Corp. 5.70%, 2/10/2053	27,055	26,468
KLA Corp.
3.30%, 3/1/2050	7,000	4,915
4.95%, 7/15/2052	7,000	6,503
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,670
NXP BV (China)
2.50%, 5/11/2031	36,499	30,323
5.00%, 1/15/2033	4,000	3,874
3.25%, 5/11/2041	24,465	17,745
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,026
Texas Instruments, Inc. 5.05%, 5/18/2063	43,918	40,936
		224,277
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,393
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,187
Oracle Corp.
4.90%, 2/6/2033	9,640	9,317
3.90%, 5/15/2035	1,952	1,690
3.60%, 4/1/2040	10,434	8,037
3.65%, 3/25/2041	19,515	14,957
4.00%, 7/15/2046	8,872	6,788
3.95%, 3/25/2051	10,000	7,367
5.55%, 2/6/2053	15,000	14,163
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,179
2.00%, 6/30/2030	9,380	7,799
VMware LLC 4.65%, 5/15/2027	8,800	8,631
		100,508

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,176
1.50%, 1/31/2028	10,510	9,163
2.10%, 6/15/2030	8,940	7,429
1.88%, 10/15/2030	19,410	15,675
5.90%, 11/15/2033	17,280	17,658
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	1,989
5.60%, 6/1/2029	12,355	12,430
5.80%, 3/1/2034	12,960	13,046
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,217
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,571
5.90%, 1/15/2031	7,800	7,939
2.40%, 10/15/2031	15,650	12,747
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	7,641
		137,681
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,704
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,484
		14,188
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,033
3.85%, 8/4/2046	3,512	2,849
3.75%, 9/12/2047	13,570	10,785
3.75%, 11/13/2047	1,600	1,274
2.70%, 8/5/2051	57,605	36,366
4.10%, 8/8/2062	5,260	4,219
Dell International LLC
6.02%, 6/15/2026	12,505	12,618
4.90%, 10/1/2026	5,595	5,531
5.25%, 2/1/2028	5,508	5,530
5.30%, 10/1/2029	6,000	6,010
3.45%, 12/15/2051	242	165
		96,380
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	22,444
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,489
4.39%, 8/15/2037	9,875	8,331
4.54%, 8/15/2047	12,507	9,714
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,272
		63,250

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	19,502	19,436
4.13%, 8/1/2025 (a)	7,958	7,787
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	7,945	7,877
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,905
		39,005
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	6,857
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,859
6.59%, 10/15/2037	3,354	3,695
4.00%, 12/1/2046	2,241	1,783
		10,337
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,903
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	10,000	8,875
4.55%, 3/15/2052	12,810	10,434
Sprint LLC 7.63%, 3/1/2026	6,777	6,956
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,262
3.88%, 4/15/2030	25,095	23,325
5.05%, 7/15/2033	48,782	47,498
5.15%, 4/15/2034	12,482	12,225
5.50%, 1/15/2055	9,450	9,057
3.60%, 11/15/2060	4,000	2,692
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,663
5.63%, 2/10/2053	3,745	3,613
		163,503
Total Corporate Bonds (Cost $12,051,815)		11,139,560
U.S. Treasury Obligations — 24.1%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	53,383
3.88%, 8/15/2040	54,475	49,817
2.25%, 5/15/2041	207,900	148,616
3.75%, 8/15/2041	120,000	107,063
2.38%, 2/15/2042	200,455	144,148
3.38%, 8/15/2042	50,000	41,771
2.75%, 11/15/2042	289,890	219,411
4.00%, 11/15/2042	70,000	63,807
3.13%, 2/15/2043	138,080	110,593
3.88%, 2/15/2043	3,905	3,491

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 5/15/2043	101,570	90,651
3.63%, 8/15/2043	358,540	308,148
3.75%, 11/15/2043	256,218	223,971
3.63%, 2/15/2044	154,280	132,217
3.00%, 11/15/2044	50,821	39,224
2.88%, 8/15/2045	4,490	3,370
2.50%, 2/15/2046	70,000	48,751
2.25%, 8/15/2046	179,932	118,516
3.00%, 2/15/2047	5,431	4,114
3.00%, 2/15/2048	78,220	58,787
3.13%, 5/15/2048	43,243	33,214
2.88%, 5/15/2049	12,946	9,433
2.25%, 8/15/2049	180,150	114,768
2.38%, 11/15/2049	98,830	64,664
2.00%, 2/15/2050	76,853	45,959
1.25%, 5/15/2050	4,667	2,272
1.38%, 8/15/2050	25,855	13,002
1.63%, 11/15/2050	76,730	41,284
1.88%, 2/15/2051	204,145	117,200
2.38%, 5/15/2051	166,815	108,137
2.00%, 8/15/2051	144,750	85,459
1.88%, 11/15/2051	200,075	114,082
2.25%, 2/15/2052	165,840	103,851
2.88%, 5/15/2052	131,125	94,620
3.00%, 8/15/2052	219,630	162,681
3.63%, 2/15/2053	40,000	33,502
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,131	3,075
3.63%, 4/15/2028	17,507	18,384
2.50%, 1/15/2029	5,218	5,297
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,742
2.25%, 11/15/2024	3,021	2,980
2.00%, 2/15/2025	155,000	151,503
2.88%, 4/30/2025	4,925	4,823
2.13%, 5/15/2025	105,395	102,417
2.88%, 5/31/2025	40,158	39,259
2.00%, 8/15/2025	141,304	136,226
2.25%, 11/15/2025	110,049	105,776
4.00%, 12/15/2025	195,000	192,075
0.38%, 1/31/2026	45,675	42,355
0.50%, 2/28/2026	403,160	373,521
2.50%, 2/28/2026	12,550	12,041
0.75%, 4/30/2026	15,670	14,500
4.13%, 6/15/2026	20,000	19,716
0.88%, 6/30/2026	248,957	229,711
4.63%, 9/15/2026	265,210	264,174
2.00%, 11/15/2026	10,000	9,368

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 12/31/2026	64,262	59,666
1.50%, 1/31/2027	5,196	4,781
2.63%, 5/31/2027	200,000	188,664
2.75%, 7/31/2027	113,240	106,959
3.13%, 8/31/2027	111,315	106,262
0.38%, 9/30/2027	31,575	27,476
4.13%, 10/31/2027	318,905	313,835
1.25%, 3/31/2028	160,035	141,437
3.63%, 3/31/2028	12,000	11,598
1.25%, 4/30/2028	85,520	75,421
2.88%, 5/15/2028	7,030	6,603
1.25%, 6/30/2028	782,088	686,465
1.00%, 7/31/2028	225,000	194,941
1.75%, 1/31/2029	48,420	42,820
1.88%, 2/28/2029	218,300	193,878
2.88%, 4/30/2029	704,175	653,617
3.25%, 6/30/2029	270,000	254,580
3.13%, 8/31/2029	109,865	102,810
3.88%, 9/30/2029	175,000	169,702
4.00%, 10/31/2029	113,000	110,201
4.88%, 10/31/2030	300,000	305,953
1.63%, 5/15/2031	23,990	19,925
1.25%, 8/15/2031	115,000	92,270
1.38%, 11/15/2031	78,783	63,347
1.88%, 2/15/2032	292,700	243,124
2.88%, 5/15/2032	116,650	104,046
2.75%, 8/15/2032	171,000	150,620
4.13%, 11/15/2032	21,000	20,450
3.88%, 8/15/2033	14,250	13,580
4.50%, 11/15/2033	600,000	600,094
4.00%, 2/15/2034	115,351	110,900
U.S. Treasury STRIPS Bonds
3.47%, 8/15/2024 (g)	51,591	51,051
8.87%, 11/15/2024 (g)	3,200	3,126
7.64%, 2/15/2025 (g)	6,601	6,373
5.92%, 2/15/2026 (g)	6,700	6,165
6.07%, 5/15/2026 (g)	24,999	22,750
0.69%, 11/15/2026 (g)	10,990	9,805
1.40%, 11/15/2027 (g)	50,000	42,686
1.73%, 8/15/2029 (g)	100,000	78,999
1.87%, 11/15/2030 (g)	100,000	74,673
4.99%, 5/15/2032 (g)	113,297	79,001
3.80%, 8/15/2032 (g)	149,800	103,248
4.16%, 11/15/2032 (g)	122,788	83,664
4.37%, 2/15/2033 (g)	36,300	24,445
4.52%, 5/15/2033 (g)	108,105	71,952
6.52%, 8/15/2033 (g)	24,963	16,419
7.33%, 11/15/2033 (g)	33,709	21,906

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.79%, 11/15/2040 (g)	216,030	97,255
4.87%, 2/15/2041 (g)	138,670	61,617
Total U.S. Treasury Obligations (Cost $12,486,814)		10,897,080
Mortgage-Backed Securities — 22.6%
FHLMC
Pool # 785618, ARM, 5.87%, 7/1/2026 (d)	10	10
Pool # 789758, ARM, 6.45%, 9/1/2032 (d)	10	10
Pool # 847621, ARM, 6.14%, 5/1/2033 (d)	280	282
Pool # 781087, ARM, 6.36%, 12/1/2033 (d)	76	76
Pool # 1B1665, ARM, 5.86%, 4/1/2034 (d)	48	47
Pool # 782870, ARM, 6.33%, 9/1/2034 (d)	275	278
Pool # 782979, ARM, 6.37%, 1/1/2035 (d)	422	432
Pool # 782980, ARM, 6.37%, 1/1/2035 (d)	126	126
Pool # 1G3591, ARM, 5.92%, 8/1/2035 (d)	41	41
Pool # 1Q0007, ARM, 8.02%, 12/1/2035 (d)	32	32
Pool # 1Q0025, ARM, 5.91%, 2/1/2036 (d)	43	44
Pool # 848431, ARM, 6.35%, 2/1/2036 (d)	144	147
Pool # 1J1380, ARM, 6.31%, 3/1/2036 (d)	57	57
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (d)	210	211
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (d)	83	84
Pool # 1H2618, ARM, 5.42%, 5/1/2036 (d)	276	284
Pool # 1G2415, ARM, 6.12%, 5/1/2036 (d)	44	44
Pool # 848068, ARM, 5.72%, 6/1/2036 (d)	412	410
Pool # 1G2557, ARM, 5.74%, 6/1/2036 (d)	456	467
Pool # 1H2623, ARM, 5.96%, 7/1/2036 (d)	65	67
Pool # 848365, ARM, 6.02%, 7/1/2036 (d)	117	118
Pool # 1A1082, ARM, 7.63%, 7/1/2036 (d)	148	151
Pool # 1A1085, ARM, 7.43%, 8/1/2036 (d)	123	125
Pool # 1Q0105, ARM, 6.01%, 9/1/2036 (d)	108	109
Pool # 1B7242, ARM, 6.22%, 9/1/2036 (d)	405	409
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (d)	97	96
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (d)	105	105
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (d)	96	96
Pool # 1N0249, ARM, 7.32%, 10/1/2036 (d)	105	105
Pool # 1A1096, ARM, 7.50%, 10/1/2036 (d)	389	395
Pool # 1A1097, ARM, 7.72%, 10/1/2036 (d)	117	118
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (d)	192	192
Pool # 1Q0737, ARM, 5.95%, 11/1/2036 (d)	94	94
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (d)	84	84
Pool # 782760, ARM, 6.29%, 11/1/2036 (d)	232	238
Pool # 848115, ARM, 6.31%, 11/1/2036 (d)	91	92
Pool # 1J1419, ARM, 5.83%, 12/1/2036 (d)	371	372
Pool # 1J1634, ARM, 5.92%, 12/1/2036 (d)	789	808
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (d)	30	30
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (d)	199	199
Pool # 1J1399, ARM, 6.37%, 12/1/2036 (d)	9	9
Pool # 1G1478, ARM, 6.16%, 1/1/2037 (d)	80	80

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1N1511, ARM, 7.54%, 1/1/2037 (d)	42	42
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (d)	63	65
Pool # 1G1554, ARM, 6.33%, 2/1/2037 (d)	115	115
Pool # 1N0353, ARM, 7.79%, 2/1/2037 (d)	204	206
Pool # 1B7303, ARM, 6.79%, 3/1/2037 (d)	18	18
Pool # 1Q0739, ARM, 7.53%, 3/1/2037 (d)	237	240
Pool # 1J1564, ARM, 6.67%, 4/1/2037 (d)	198	198
Pool # 1J1621, ARM, 5.56%, 5/1/2037 (d)	148	148
Pool # 1N1463, ARM, 5.91%, 5/1/2037 (d)	18	18
Pool # 1Q0783, ARM, 6.48%, 5/1/2037 (d)	186	186
Pool # 1Q0697, ARM, 7.35%, 5/1/2037 (d)	309	311
Pool # 1N1477, ARM, 7.81%, 5/1/2037 (d)	50	51
Pool # 1A1193, ARM, 7.88%, 5/1/2037 (d)	204	203
Pool # 1J0533, ARM, 6.12%, 7/1/2037 (d)	21	20
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (d)	38	38
Pool # 1Q0722, ARM, 6.32%, 4/1/2038 (d)	130	130
Pool # 1Q0789, ARM, 5.62%, 5/1/2038 (d)	21	21
Pool # 848699, ARM, 6.01%, 7/1/2040 (d)	111	114
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	57	58
Pool # C91417, 3.50%, 1/1/2032	1,455	1,385
Pool # C91403, 3.50%, 3/1/2032	562	535
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	58	60
Pool # C47315, 6.50%, 8/1/2029	355	370
Pool # G03029, 6.00%, 10/1/2029	28	29
Pool # A88871, 7.00%, 1/1/2031	86	88
Pool # C68485, 7.00%, 7/1/2032	16	17
Pool # G01448, 7.00%, 8/1/2032	23	24
Pool # C75791, 5.50%, 1/1/2033	131	131
Pool # A13625, 5.50%, 10/1/2033	127	128
Pool # A16107, 6.00%, 12/1/2033	67	68
Pool # G01864, 5.00%, 1/1/2034	80	79
Pool # A17537, 6.00%, 1/1/2034	106	106
Pool # A23139, 5.00%, 6/1/2034	194	192
Pool # A61572, 5.00%, 9/1/2034	304	300
Pool # A28796, 6.50%, 11/1/2034	23	24
Pool # G03369, 6.50%, 1/1/2035	299	304
Pool # A70350, 5.00%, 3/1/2035	85	84
Pool # A46987, 5.50%, 7/1/2035	272	275
Pool # G05713, 6.50%, 12/1/2035	215	219
Pool # G03777, 5.00%, 11/1/2036	216	213
Pool # C02660, 6.50%, 11/1/2036	58	61

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G02427, 5.50%, 12/1/2036	123	124
Pool # A57681, 6.00%, 12/1/2036	25	25
Pool # G02682, 7.00%, 2/1/2037	29	30
Pool # G04949, 6.50%, 11/1/2037	166	174
Pool # G03666, 7.50%, 1/1/2038	306	313
Pool # G04952, 7.50%, 1/1/2038	79	81
Pool # G04077, 6.50%, 3/1/2038	189	197
Pool # G05671, 5.50%, 8/1/2038	240	241
Pool # G05190, 7.50%, 9/1/2038	123	124
Pool # C03466, 5.50%, 3/1/2040	80	80
Pool # A93383, 5.00%, 8/1/2040	967	954
Pool # A93511, 5.00%, 8/1/2040	3,222	3,177
Pool # G06493, 4.50%, 5/1/2041	5,867	5,670
Pool # V80351, 3.00%, 8/1/2043	12,094	10,595
Pool # Q52834, 4.00%, 12/1/2047	1,268	1,169
Pool # Z40179, 4.00%, 7/1/2048	21,001	19,434
Pool # Q57995, 5.00%, 8/1/2048	3,151	3,112
Pool # Q61104, 4.00%, 1/1/2049	1,096	1,011
Pool # Q61107, 4.00%, 1/1/2049	2,249	2,076
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	44,545
Pool # P20570, 7.00%, 7/1/2029	5	5
Pool # G20027, 10.00%, 10/1/2030	7	7
Pool # B90491, 7.50%, 1/1/2032	210	212
Pool # WA3237, 3.55%, 11/1/2032	25,607	23,202
Pool # WA1630, 4.15%, 11/1/2032	6,884	6,508
Pool # U80192, 3.50%, 2/1/2033	800	752
Pool # U80342, 3.50%, 5/1/2033	614	578
Pool # U80345, 3.50%, 5/1/2033	2,426	2,295
Pool # WN3233, 3.19%, 7/1/2033	61,700	54,501
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,104
Pool # P50523, 6.50%, 12/1/2035	41	41
Pool # H05030, 6.00%, 11/1/2036	43	43
Pool # L10291, 6.50%, 11/1/2036	670	679
Pool # P51353, 6.50%, 11/1/2036	522	524
Pool # P50595, 6.50%, 12/1/2036	934	954
Pool # P51361, 6.50%, 12/1/2036	456	462
Pool # G20028, 7.50%, 12/1/2036	620	628
Pool # P50531, 6.50%, 1/1/2037	21	21
Pool # P51251, 6.50%, 1/1/2037	45	45
Pool # P50536, 6.50%, 2/1/2037	12	12
Pool # WA3186, 3.86%, 4/1/2037	2,057	1,848
Pool # P50556, 6.50%, 6/1/2037	34	33
Pool # U90690, 3.50%, 6/1/2042	7,735	6,948
Pool # U90975, 4.00%, 6/1/2042	5,936	5,529
Pool # T65101, 4.00%, 10/1/2042	153	138
Pool # U90402, 3.50%, 11/1/2042	633	574
Pool # U90673, 4.00%, 1/1/2043	875	815

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U91192, 4.00%, 4/1/2043	1,119	1,042
Pool # U91488, 3.50%, 5/1/2043	859	780
Pool # U99051, 3.50%, 6/1/2043	2,405	2,184
Pool # U99134, 4.00%, 1/1/2046	27,485	25,599
Pool # U69030, 4.50%, 1/1/2046	9,279	8,921
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	7,032	6,661
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	10,056	8,640
Pool # ZT2236, 4.00%, 6/1/2048	16,444	15,121
Pool # ZT2212, 4.00%, 9/1/2048	3,788	3,486
Pool # QA0149, 4.00%, 6/1/2049	3,149	2,917
Pool # QA2578, 3.50%, 9/1/2049	1,210	1,078
Pool # RA2008, 4.00%, 1/1/2050	11,900	10,957
Pool # RA2282, 4.00%, 1/1/2050	7,398	6,939
Pool # QA7351, 3.00%, 2/1/2050	6,579	5,626
Pool # QB0704, 2.50%, 6/1/2050	10,052	8,135
Pool # QB1571, 2.50%, 7/1/2050	10,523	8,516
Pool # SD8089, 2.50%, 7/1/2050	85,650	69,863
Pool # QB2879, 2.50%, 8/1/2050	2,457	1,989
Pool # QB7670, 2.50%, 1/1/2051	5,009	4,047
Pool # QB8840, 2.50%, 2/1/2051	8,062	6,515
Pool # SD4044, 2.50%, 2/1/2051	36,800	30,296
Pool # QC2061, 2.00%, 5/1/2051	16,176	12,647
Pool # SD8152, 3.00%, 6/1/2051	12,111	10,248
Pool # RA6135, 2.50%, 10/1/2051	17,841	14,563
Pool # RA6228, 2.50%, 11/1/2051	18,049	14,730
Pool # RA6222, 3.00%, 11/1/2051	17,328	14,606
Pool # RA6459, 2.50%, 12/1/2051	29,280	23,659
Pool # RA6606, 3.00%, 1/1/2052	8,704	7,408
Pool # SD1076, 3.00%, 1/1/2052	11,778	10,025
Pool # RA6815, 2.50%, 2/1/2052	6,874	5,613
Pool # RA6702, 3.00%, 2/1/2052	43,473	36,638
Pool # SD3952, 2.50%, 3/1/2052	45,771	37,347
Pool # SD7554, 2.50%, 4/1/2052	64,210	52,771
Pool # SD8212, 2.50%, 5/1/2052 (f)	72,727	58,757
Pool # SD3362, 3.00%, 5/1/2052	25,502	21,611
Pool # SD1365, 4.00%, 7/1/2052	56,954	51,760
Pool # RA7683, 5.00%, 7/1/2052	24,451	23,571
Pool # SD1725, 4.00%, 10/1/2052	82,398	74,913
Pool # SD1713, 5.00%, 10/1/2052	35,231	34,133
Pool # RA8766, 5.00%, 3/1/2053	23,988	23,106
Pool # SD3567, 4.50%, 5/1/2053	19,724	18,498
Pool # RA9259, 5.00%, 6/1/2053	26,290	25,376
FNMA
Pool # 54844, ARM, 4.48%, 9/1/2027 (d)	6	6
Pool # 303532, ARM, 4.58%, 3/1/2029 (d)	4	4
Pool # 555732, ARM, 5.83%, 8/1/2033 (d)	93	94
Pool # 658481, ARM, 5.74%, 9/1/2033 (d)	173	171

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 746299, ARM, 6.06%, 9/1/2033 (d)	38	39
Pool # 743546, ARM, 5.73%, 11/1/2033 (d)	185	184
Pool # 766610, ARM, 5.93%, 1/1/2034 (d)	13	13
Pool # 777132, ARM, 5.42%, 6/1/2034 (d)	131	135
Pool # 782306, ARM, 6.17%, 7/1/2034 (d)	3	3
Pool # 800422, ARM, 5.46%, 8/1/2034 (d)	100	98
Pool # 790235, ARM, 5.86%, 8/1/2034 (d)	47	46
Pool # 790964, ARM, 5.90%, 9/1/2034 (d)	5	5
Pool # 794792, ARM, 5.72%, 10/1/2034 (d)	31	31
Pool # 896463, ARM, 6.32%, 10/1/2034 (d)	86	88
Pool # 799912, ARM, 5.99%, 11/1/2034 (d)	14	14
Pool # 781563, ARM, 6.12%, 11/1/2034 (d)	18	18
Pool # 809319, ARM, 5.90%, 1/1/2035 (d)	31	30
Pool # 810896, ARM, 7.27%, 1/1/2035 (d)	417	422
Pool # 816594, ARM, 7.20%, 2/1/2035 (d)	15	15
Pool # 820602, ARM, 6.36%, 3/1/2035 (d)	50	49
Pool # 745862, ARM, 6.10%, 4/1/2035 (d)	95	95
Pool # 821378, ARM, 5.04%, 5/1/2035 (d)	37	37
Pool # 823660, ARM, 6.38%, 5/1/2035 (d)	24	24
Pool # 888605, ARM, 6.43%, 7/1/2035 (d)	2	2
Pool # 832801, ARM, 5.99%, 9/1/2035 (d)	22	22
Pool # 851432, ARM, 6.45%, 10/1/2035 (d)	208	208
Pool # 745445, ARM, 6.44%, 1/1/2036 (d)	80	82
Pool # 849251, ARM, 6.96%, 1/1/2036 (d)	291	296
Pool # 920340, ARM, 7.25%, 2/1/2036 (d)	30	30
Pool # 920843, ARM, 6.82%, 3/1/2036 (d)	653	674
Pool # 868952, ARM, 7.13%, 5/1/2036 (d)	12	12
Pool # 884066, ARM, 5.81%, 6/1/2036 (d)	65	65
Pool # 872825, ARM, 6.09%, 6/1/2036 (d)	233	235
Pool # 892868, ARM, 6.02%, 7/1/2036 (d)	111	111
Pool # 884722, ARM, 5.24%, 8/1/2036 (d)	19	19
Pool # 886558, ARM, 6.02%, 8/1/2036 (d)	288	291
Pool # 745784, ARM, 6.13%, 8/1/2036 (d)	88	88
Pool # 893580, ARM, 5.82%, 9/1/2036 (d)	66	66
Pool # 886772, ARM, 5.98%, 9/1/2036 (d)	151	151
Pool # 894452, ARM, 6.07%, 9/1/2036 (d)	99	100
Pool # 920547, ARM, 6.10%, 9/1/2036 (d)	161	162
Pool # 898179, ARM, 6.80%, 9/1/2036 (d)	303	306
Pool # 894239, ARM, 6.18%, 10/1/2036 (d)	112	112
Pool # 900191, ARM, 6.32%, 10/1/2036 (d)	146	146
Pool # 900197, ARM, 6.32%, 10/1/2036 (d)	327	331
Pool # 902818, ARM, 6.20%, 11/1/2036 (d)	2	2
Pool # 902955, ARM, 6.04%, 12/1/2036 (d)	200	200
Pool # 888184, ARM, 6.02%, 1/1/2037 (d)	70	70
Pool # 920954, ARM, 7.30%, 1/1/2037 (d)	143	144
Pool # 915645, ARM, 6.25%, 2/1/2037 (d)	80	81
Pool # 913984, ARM, 7.18%, 2/1/2037 (d)	167	168
Pool # 888307, ARM, 6.32%, 4/1/2037 (d)	58	58

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 938346, ARM, 6.03%, 7/1/2037 (d)	130	129
Pool # 995919, ARM, 6.27%, 7/1/2037 (d)	176	178
Pool # 948208, ARM, 7.12%, 7/1/2037 (d)	140	141
Pool # 945032, ARM, 6.62%, 8/1/2037 (d)	267	269
Pool # 946362, ARM, 6.01%, 9/1/2037 (d)	27	27
Pool # 946260, ARM, 6.16%, 9/1/2037 (d)	32	32
Pool # 952835, ARM, 6.35%, 9/1/2037 (d)	62	63
Pool # AD0085, ARM, 5.42%, 11/1/2037 (d)	267	265
Pool # 995108, ARM, 6.02%, 11/1/2037 (d)	145	148
Pool # AD0179, ARM, 6.32%, 12/1/2037 (d)	313	318
Pool # 966946, ARM, 6.28%, 1/1/2038 (d)	14	14
FNMA UMBS, 15 Year
Pool # AD0133, 5.00%, 8/1/2024	—	—
Pool # FM3386, 3.50%, 7/1/2034	865	837
FNMA UMBS, 20 Year
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # AE0096, 5.50%, 7/1/2025	2	2
Pool # 256311, 6.00%, 7/1/2026	33	33
Pool # 256352, 6.50%, 8/1/2026	67	68
Pool # 256803, 6.00%, 7/1/2027	56	57
Pool # 256962, 6.00%, 11/1/2027	34	34
Pool # 257007, 6.00%, 12/1/2027	102	102
Pool # 257048, 6.00%, 1/1/2028	177	177
Pool # 890222, 6.00%, 10/1/2028	119	120
Pool # AE0049, 6.00%, 9/1/2029	79	79
Pool # AO7761, 3.50%, 7/1/2032	358	340
Pool # MA1138, 3.50%, 8/1/2032	2,274	2,157
Pool # AL6238, 4.00%, 1/1/2035	6,250	5,978
FNMA UMBS, 30 Year
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	15	15
Pool # 695533, 8.00%, 6/1/2027	15	16
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	50	51
Pool # 455759, 6.00%, 12/1/2028	6	6
Pool # 252211, 6.00%, 1/1/2029	7	7
Pool # 459097, 7.00%, 1/1/2029	2	2
Pool # 889020, 6.50%, 11/1/2029	948	964
Pool # 598559, 6.50%, 8/1/2031	52	53
Pool # 679886, 6.50%, 2/1/2032	160	164
Pool # 682078, 5.50%, 11/1/2032	231	232
Pool # 675555, 6.00%, 12/1/2032	64	65
Pool # AL0045, 6.00%, 12/1/2032	437	445
Pool # 683351, 5.50%, 2/1/2033	5	5
Pool # 357363, 5.50%, 3/1/2033	236	235
Pool # 674349, 6.00%, 3/1/2033	23	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 688625, 6.00%, 3/1/2033	9	9
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 254693, 5.50%, 4/1/2033	167	166
Pool # 702901, 6.00%, 5/1/2033	60	62
Pool # 720576, 5.00%, 6/1/2033	35	35
Pool # 995656, 7.00%, 6/1/2033	243	250
Pool # 723852, 5.00%, 7/1/2033	53	52
Pool # 729296, 5.00%, 7/1/2033	51	50
Pool # 720155, 5.50%, 7/1/2033	31	31
Pool # 729379, 6.00%, 8/1/2033	19	19
Pool # AA0917, 5.50%, 9/1/2033	607	605
Pool # 737825, 6.00%, 9/1/2033	40	41
Pool # 750977, 4.50%, 11/1/2033	37	35
Pool # 725027, 5.00%, 11/1/2033	133	131
Pool # 755109, 5.50%, 11/1/2033	13	13
Pool # 753174, 4.00%, 12/1/2033	183	173
Pool # 725017, 5.50%, 12/1/2033	291	293
Pool # 759424, 5.50%, 1/1/2034	33	33
Pool # 751341, 5.50%, 3/1/2034	33	34
Pool # 770405, 5.00%, 4/1/2034	318	313
Pool # 776708, 5.00%, 5/1/2034	128	127
Pool # AC1317, 4.50%, 9/1/2034	67	65
Pool # 888568, 5.00%, 12/1/2034	94	93
Pool # 810663, 5.00%, 1/1/2035	57	56
Pool # 995003, 7.50%, 1/1/2035	91	93
Pool # 995156, 7.50%, 3/1/2035	115	117
Pool # 735503, 6.00%, 4/1/2035	302	308
Pool # 827776, 5.00%, 7/1/2035	35	34
Pool # 820347, 5.00%, 9/1/2035	204	202
Pool # 745148, 5.00%, 1/1/2036	146	145
Pool # 888417, 6.50%, 1/1/2036	671	682
Pool # 745275, 5.00%, 2/1/2036	115	114
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	211	211
Pool # 888016, 5.50%, 5/1/2036	282	283
Pool # 888209, 5.50%, 5/1/2036	182	182
Pool # 870770, 6.50%, 7/1/2036	22	23
Pool # 976871, 6.50%, 8/1/2036	507	516
Pool # AA0922, 6.00%, 9/1/2036	1,009	1,029
Pool # 745948, 6.50%, 10/1/2036	119	122
Pool # AA1019, 6.00%, 11/1/2036	119	122
Pool # 888476, 7.50%, 5/1/2037	67	69
Pool # 928584, 6.50%, 8/1/2037	92	95
Pool # 945870, 6.50%, 8/1/2037	155	160
Pool # 986648, 6.00%, 9/1/2037	284	289
Pool # 928670, 7.00%, 9/1/2037	179	184
Pool # 888890, 6.50%, 10/1/2037	217	226
Pool # 888707, 7.50%, 10/1/2037	516	533

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888892, 7.50%, 11/1/2037	158	167
Pool # AL0662, 5.50%, 1/1/2038	351	352
Pool # 995505, 8.00%, 1/1/2038	10	10
Pool # 929331, 6.00%, 4/1/2038	75	76
Pool # 909236, 7.00%, 9/1/2038	255	263
Pool # 890268, 6.50%, 10/1/2038	263	270
Pool # 995149, 6.50%, 10/1/2038	1,014	1,030
Pool # 934591, 7.00%, 10/1/2038	267	276
Pool # AB2869, 6.00%, 11/1/2038	256	261
Pool # 991908, 7.00%, 11/1/2038	213	224
Pool # 995504, 7.50%, 11/1/2038	126	129
Pool # 257510, 7.00%, 12/1/2038	716	744
Pool # AD0753, 7.00%, 1/1/2039	951	982
Pool # AD0780, 7.50%, 4/1/2039	632	660
Pool # AC2948, 5.00%, 9/1/2039	411	404
Pool # AC3740, 5.50%, 9/1/2039	154	155
Pool # AC7296, 5.50%, 12/1/2039	225	226
Pool # AD7790, 5.00%, 8/1/2040	2,154	2,121
Pool # AD9151, 5.00%, 8/1/2040	792	781
Pool # AL2059, 4.00%, 6/1/2042	5,463	5,130
Pool # AB9017, 3.00%, 4/1/2043	8,117	7,124
Pool # AT5891, 3.00%, 6/1/2043	10,138	8,898
Pool # AB9860, 3.00%, 7/1/2043	7,572	6,617
Pool # AL7527, 4.50%, 9/1/2043	3,402	3,283
Pool # AL7496, 3.50%, 5/1/2044	14,908	13,552
Pool # AX9319, 3.50%, 12/1/2044	5,750	5,165
Pool # AL7380, 3.50%, 2/1/2045	8,813	8,024
Pool # AS6479, 3.50%, 1/1/2046	21,139	19,138
Pool # BM1213, 4.00%, 4/1/2047	7,414	6,915
Pool # BH7650, 4.00%, 9/1/2047	4,507	4,196
Pool # BM3500, 4.00%, 9/1/2047	24,377	23,009
Pool # BE8344, 4.00%, 11/1/2047	1,035	957
Pool # BJ7248, 4.00%, 12/1/2047	3,286	3,054
Pool # BE8349, 4.00%, 1/1/2048	1,895	1,751
Pool # BJ5756, 4.00%, 1/1/2048	4,171	3,826
Pool # BJ7310, 4.00%, 1/1/2048	6,553	6,064
Pool # BJ8237, 4.00%, 1/1/2048	4,052	3,747
Pool # BJ8264, 4.00%, 1/1/2048	2,992	2,764
Pool # BM3375, 4.00%, 1/1/2048	5,212	4,843
Pool # BK1007, 4.00%, 2/1/2048	1,094	1,012
Pool # BK1134, 4.00%, 2/1/2048	3,949	3,653
Pool # BM3665, 4.00%, 3/1/2048	30,984	28,790
Pool # BE8366, 4.50%, 7/1/2048	3,873	3,688
Pool # BK7982, 5.00%, 7/1/2048	3,974	3,954
Pool # BN0271, 4.50%, 9/1/2048	1,105	1,051
Pool # BN1315, 4.50%, 9/1/2048	1,648	1,567
Pool # BN4733, 5.50%, 3/1/2049	240	243
Pool # BK8745, 4.50%, 4/1/2049	2,280	2,157

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM1939, 4.50%, 5/1/2049	11,237	10,653
Pool # BK8753, 4.50%, 6/1/2049	3,218	3,049
Pool # CA3713, 5.00%, 6/1/2049	1,722	1,680
Pool # BO2305, 4.00%, 7/1/2049	3,744	3,447
Pool # BO5607, 3.50%, 9/1/2049	2,513	2,241
Pool # BO1405, 4.00%, 9/1/2049	5,064	4,653
Pool # BO4392, 3.50%, 1/1/2050	3,886	3,472
Pool # BP5299, 3.50%, 3/1/2050	4,989	4,627
Pool # CA5702, 2.50%, 5/1/2050	46,039	37,870
Pool # CA5729, 3.00%, 5/1/2050	5,117	4,360
Pool # FM3671, 4.50%, 5/1/2050	5,452	5,309
Pool # CA6079, 2.50%, 6/1/2050	43,695	35,362
Pool # BK2746, 2.50%, 7/1/2050	19,165	15,510
Pool # BP9823, 2.50%, 7/1/2050	592	479
Pool # BP9948, 2.50%, 7/1/2050	1,063	860
Pool # CA6361, 2.50%, 7/1/2050	47,083	38,880
Pool # CA6708, 2.50%, 8/1/2050	30,885	25,591
Pool # FM4051, 2.50%, 8/1/2050	19,443	15,902
Pool # BQ2143, 2.50%, 9/1/2050	13,803	11,171
Pool # CA6989, 2.50%, 9/1/2050	66,407	54,735
Pool # FM4532, 3.00%, 9/1/2050	12,714	10,872
Pool # BQ1155, 2.50%, 10/1/2050	16,485	13,341
Pool # BQ7669, 2.50%, 10/1/2050	725	586
Pool # FS3599, 2.50%, 1/1/2051	90,527	73,959
Pool # BQ4516, 2.00%, 2/1/2051	7,870	6,112
Pool # CB0047, 3.00%, 4/1/2051	17,708	14,899
Pool # CB0458, 2.50%, 5/1/2051	31,967	26,036
Pool # CB0514, 2.50%, 5/1/2051	25,763	21,106
Pool # CB0674, 2.50%, 5/1/2051	48,033	39,255
Pool # FM8172, 3.00%, 5/1/2051	23,553	20,028
Pool # FM7916, 2.50%, 6/1/2051	20,703	16,915
Pool # FS5384, 2.50%, 6/1/2051	79,446	65,263
Pool # FM9523, 2.50%, 7/1/2051	14,184	11,821
Pool # CB1411, 3.00%, 8/1/2051	54,796	46,562
Pool # FM8817, 2.50%, 9/1/2051	47,931	39,207
Pool # BU0070, 2.50%, 10/1/2051	44,828	36,326
Pool # CB1901, 2.50%, 10/1/2051	40,880	33,812
Pool # FM9195, 2.50%, 10/1/2051	51,074	41,689
Pool # MA4466, 2.50%, 11/1/2051	88,453	71,710
Pool # FS4645, 4.00%, 11/1/2051	17,463	15,891
Pool # CB2297, 2.50%, 12/1/2051	17,030	13,894
Pool # FM9882, 2.50%, 12/1/2051	10,743	8,703
Pool # FS3611, 2.50%, 12/1/2051	6,745	5,547
Pool # FS2559, 3.00%, 12/1/2051	30,287	25,735
Pool # MA4494, 3.00%, 12/1/2051	6,673	5,643
Pool # FS4108, 4.00%, 12/1/2051	4,899	4,462
Pool # BU7561, 2.50%, 1/1/2052	21,778	17,825
Pool # CB2637, 2.50%, 1/1/2052	63,049	51,182

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS0196, 2.50%, 1/1/2052	66,815	53,989
Pool # CB2664, 3.00%, 1/1/2052	6,603	5,596
Pool # CB2670, 3.00%, 1/1/2052	57,623	48,570
Pool # FS5731, 3.00%, 1/1/2052	32,741	27,766
Pool # BV3339, 2.50%, 2/1/2052	8,510	6,950
Pool # FS4284, 2.50%, 2/1/2052	50,814	41,259
Pool # MA4548, 2.50%, 2/1/2052	57,046	46,205
Pool # BV4133, 2.50%, 3/1/2052	50,202	40,643
Pool # CB3031, 2.50%, 3/1/2052	12,722	10,302
Pool # FS0882, 2.50%, 3/1/2052	46,896	38,528
Pool # FS4533, 2.50%, 3/1/2052	6,700	5,470
Pool # FS5446, 2.50%, 3/1/2052	48,501	39,313
Pool # FS0957, 3.00%, 3/1/2052	34,642	29,181
Pool # FS2246, 3.00%, 3/1/2052	40,184	34,630
Pool # FS4393, 3.00%, 3/1/2052	14,927	12,577
Pool # BV5360, 2.50%, 4/1/2052	55,163	44,659
Pool # FS7697, 2.50%, 4/1/2052	36,593	29,848
Pool # FS6301, 3.00%, 4/1/2052	18,237	15,468
Pool # BU8924, 3.50%, 4/1/2052	24,432	21,441
Pool # CB3378, 4.00%, 4/1/2052	25,104	22,824
Pool # BV7119, 4.50%, 4/1/2052	990	927
Pool # BV7121, 4.50%, 4/1/2052	1,138	1,072
Pool # BV7122, 4.50%, 4/1/2052	3,354	3,142
Pool # BV7124, 4.50%, 4/1/2052	1,163	1,096
Pool # BV8375, 4.00%, 5/1/2052	17,747	16,136
Pool # CB3629, 4.00%, 5/1/2052	41,452	37,690
Pool # FS1669, 4.00%, 5/1/2052	28,171	26,247
Pool # BV7111, 4.50%, 5/1/2052	1,387	1,305
Pool # BV7133, 4.50%, 5/1/2052	1,020	961
Pool # FS2773, 2.50%, 6/1/2052	11,366	9,332
Pool # CB3786, 4.00%, 6/1/2052	34,070	30,936
Pool # FS4076, 4.00%, 8/1/2052	17,916	16,340
Pool # CB4587, 4.50%, 9/1/2052	18,538	17,361
Pool # CB4628, 5.00%, 9/1/2052	83,472	80,422
Pool # FS2982, 5.00%, 9/1/2052	25,564	24,658
Pool # CB4642, 6.00%, 9/1/2052	17,507	17,612
Pool # CB5267, 4.50%, 12/1/2052	19,436	18,275
Pool # CB5412, 4.00%, 1/1/2053	6,695	6,083
Pool # CB5666, 4.00%, 2/1/2053	43,189	39,259
Pool # CB5896, 5.00%, 3/1/2053	22,545	21,762
Pool # CB5898, 5.00%, 3/1/2053	19,557	18,895
Pool # CB6313, 5.00%, 5/1/2053	17,036	16,459
Pool # BX4395, 5.50%, 5/1/2053	8,660	8,539
Pool # BY4714, 5.00%, 6/1/2053	134,834	129,794
Pool # BY4776, 5.00%, 7/1/2053	91,614	88,185
Pool # BY4770, 5.50%, 7/1/2053	17,311	17,070
Pool # BY4775, 5.50%, 7/1/2053	12,092	11,905
Pool # BY7101, 5.50%, 8/1/2053	6,409	6,319

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY7130, 6.00%, 9/1/2053	9,893	9,937
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	35	35
Pool # 653815, 7.00%, 2/1/2033	6	6
Pool # 752786, 6.00%, 9/1/2033	53	52
Pool # CA3029, 4.00%, 1/1/2049	4,804	4,444
Pool # CA5105, 3.50%, 2/1/2050	6,826	6,077
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	5,854	5,746
Pool # 470300, 3.64%, 1/1/2025	4,299	4,238
Pool # AM8846, 2.68%, 5/1/2025	5,523	5,372
Pool # AM9149, 2.63%, 6/1/2025	5,733	5,564
Pool # AM9548, 3.17%, 8/1/2025	6,724	6,542
Pool # AM4660, 3.77%, 12/1/2025	4,859	4,742
Pool # AN0767, 3.18%, 1/1/2026	7,587	7,339
Pool # AN1590, 2.40%, 5/1/2026	8,474	8,045
Pool # AN1413, 2.49%, 5/1/2026	19,960	18,963
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,487
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,594
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,346
Pool # 468645, 4.54%, 7/1/2026	1,996	1,971
Pool # AN2367, 2.46%, 8/1/2026	5,797	5,483
Pool # 468927, 4.77%, 8/1/2026	4,827	4,783
Pool # AM6448, 3.25%, 9/1/2026	8,945	8,594
Pool # AM7117, 3.14%, 12/1/2026	17,555	16,780
Pool # AM7262, 3.19%, 12/1/2026	15,321	14,644
Pool # AM7011, 3.22%, 12/1/2026	2,597	2,486
Pool # FN0029, 4.50%, 12/1/2026 (d)	4,392	4,323
Pool # AM8008, 2.94%, 2/1/2027	10,949	10,382
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,289
Pool # AM8803, 2.78%, 6/1/2027	3,708	3,487
Pool # AM9087, 3.00%, 6/1/2027	15,670	14,821
Pool # AM9170, 3.00%, 6/1/2027	4,147	3,925
Pool # AM9345, 3.25%, 7/1/2027	6,999	6,664
Pool # AN7048, 2.90%, 10/1/2027	6,136	5,762
Pool # AM1469, 2.96%, 11/1/2027	3,418	3,214
Pool # AN7669, 2.83%, 12/1/2027	19,025	17,777
Pool # AN8114, 3.00%, 1/1/2028	7,373	6,924
Pool # AN8048, 3.08%, 1/1/2028	43,775	41,630
Pool # AN7943, 3.10%, 1/1/2028	14,131	13,269
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,068
Pool # AN1600, 2.59%, 6/1/2028	5,891	5,460
Pool # AN9686, 3.52%, 6/1/2028	39,978	37,994
Pool # AN9486, 3.57%, 6/1/2028	26,118	24,837
Pool # AN2005, 2.73%, 7/1/2028	9,286	8,534
Pool # 387806, 3.55%, 8/1/2028	15,119	14,366
Pool # 109782, 3.55%, 9/1/2028	41,043	38,985

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL0919, 3.82%, 9/1/2028	18,045	17,326
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,441
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,195
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,187
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,431
Pool # BL1435, 3.53%, 1/1/2029	23,020	21,797
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,147
Pool # BL4317, 2.27%, 9/1/2029	4,454	3,946
Pool # BS6615, 3.50%, 9/1/2029	14,504	13,577
Pool # BS6621, 3.50%, 9/1/2029	32,089	29,982
Pool # AN6846, 2.93%, 10/1/2029	12,951	11,761
Pool # BS6739, 3.82%, 10/1/2029	45,001	42,759
Pool # BL4333, 2.52%, 11/1/2029	40,001	35,657
Pool # AM8123, 2.92%, 2/1/2030	7,352	6,673
Pool # AM7785, 3.17%, 2/1/2030	5,660	5,200
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,167
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,446
Pool # AM8692, 3.03%, 4/1/2030	25,000	22,610
Pool # AM8544, 3.08%, 4/1/2030	14,031	12,807
Pool # BS8225, 4.41%, 4/1/2030	15,540	15,096
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,136
Pool # AM8151, 2.94%, 5/1/2030	11,794	10,651
Pool # AN9154, 3.64%, 5/1/2030	3,920	3,684
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,113
Pool # AM9020, 2.97%, 6/1/2030	7,219	6,536
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,122
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,434
Pool # BS8846, 4.09%, 7/1/2030	34,350	32,910
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,720
Pool # AN9293, 3.71%, 9/1/2030	60,000	56,196
Pool # BS8736, 4.37%, 10/1/2030	9,244	8,953
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,080
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,301
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,145
Pool # BZ0423, 4.31%, 2/1/2031	38,469	37,193
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,400
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,168
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,656
Pool # AH9683, 5.00%, 4/1/2031	202	200
Pool # BS2035, 1.84%, 6/1/2031	33,900	27,871
Pool # AN1829, 2.90%, 6/1/2031	6,963	6,209
Pool # BS2422, 1.67%, 7/1/2031	36,050	29,075
Pool # BS8341, 4.62%, 7/1/2031	2,973	2,915
Pool # BL3298, 2.86%, 8/1/2031	7,000	6,175
Pool # BS9623, 4.91%, 8/1/2031	5,203	5,197
Pool # BL4310, 2.35%, 10/1/2031	10,996	9,379
Pool # AN2625, 2.50%, 10/1/2031	9,166	7,911
Pool # AN2513, 2.63%, 10/1/2031	25,000	21,407

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS4338, 1.82%, 1/1/2032	26,665	21,523
Pool # BS4124, 1.94%, 1/1/2032	11,416	9,443
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,460
Pool # BS3869, 2.00%, 1/1/2032	36,000	29,380
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,197
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,182
Pool # BS4200, 2.05%, 2/1/2032	34,650	28,280
Pool # BM7037, 1.75%, 3/1/2032 (d)	103,141	83,005
Pool # BL5789, 2.40%, 3/1/2032	12,463	10,580
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,247
Pool # BS5130, 2.55%, 4/1/2032	47,162	40,462
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,113
Pool # AN5065, 3.34%, 4/1/2032	26,680	23,880
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,396
Pool # BS5298, 3.07%, 5/1/2032	36,743	32,321
Pool # BS5907, 3.54%, 6/1/2032	10,756	9,743
Pool # BS6033, 3.97%, 7/1/2032	2,081	1,949
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,450
Pool # BS6194, 4.13%, 7/1/2032	3,911	3,712
Pool # BS6301, 3.67%, 8/1/2032	19,145	17,513
Pool # BS6258, 3.70%, 8/1/2032	8,167	7,487
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,041
Pool # BS6288, 3.89%, 8/1/2032	11,263	10,520
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,526
Pool # BS6305, 3.68%, 9/1/2032	54,320	49,687
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,404
Pool # BS6339, 3.80%, 9/1/2032	65,061	60,046
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,402
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,587
Pool # BS6845, 4.22%, 10/1/2032	43,000	40,932
Pool # BS6915, 4.60%, 10/1/2032	36,000	34,983
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,247
Pool # BM7110, 3.88%, 11/1/2032 (d)	27,916	26,011
Pool # BS6840, 4.18%, 11/1/2032	8,255	7,836
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,016
Pool # BS6995, 4.18%, 11/1/2032	19,825	18,804
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,297
Pool # BS6969, 4.76%, 11/1/2032	13,935	13,776
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,383
Pool # AQ7084, 3.50%, 12/1/2032	985	930
Pool # BS7083, 4.59%, 12/1/2032	34,142	33,340
Pool # BS7019, 4.60%, 12/1/2032	33,325	32,576
Pool # BS7298, 4.86%, 12/1/2032	7,000	6,968
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,241
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # BS7303, 5.34%, 12/1/2032	10,856	11,129
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,565
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,576

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,078
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,735
Pool # AR7484, 3.50%, 2/1/2033	1,535	1,450
Pool # BS7843, 3.90%, 2/1/2033	60,000	55,610
Pool # BS7850, 4.21%, 2/1/2033	88,000	83,416
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,236
Pool # BS8110, 4.30%, 3/1/2033	44,672	42,554
Pool # BS7786, 4.24%, 4/1/2033	38,810	36,983
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,176
Pool # BS8146, 4.55%, 4/1/2033	49,498	47,717
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,477
Pool # BS8185, 4.17%, 5/1/2033	13,528	12,786
Pool # BS8213, 4.22%, 5/1/2033	18,378	17,510
Pool # BS8546, 4.37%, 5/1/2033	32,295	30,998
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,345
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,468
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,790
Pool # BS8609, 4.53%, 5/1/2033	6,149	5,975
Pool # AT7117, 3.50%, 6/1/2033	685	647
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,184
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,307
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,464
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,813
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,014
Pool # AN6000, 3.21%, 7/1/2033	9,399	8,291
Pool # AN9695, 3.67%, 7/1/2033	32,550	29,516
Pool # AN9496, 3.75%, 7/1/2033	24,000	21,896
Pool # AN9950, 3.89%, 7/1/2033	8,780	8,062
Pool # BS9089, 4.51%, 7/1/2033	31,800	30,831
Pool # BS8883, 4.58%, 7/1/2033	35,052	34,168
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,253
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,306
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,102
Pool # BS9471, 4.45%, 10/1/2033	16,368	15,764
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,207
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,116
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,393
Pool # BZ0419, 4.25%, 1/1/2034	21,000	19,901
Pool # BS4824, 2.50%, 2/1/2034	60,280	48,824
Pool # BZ0430, 4.32%, 2/1/2034	40,000	38,090
Pool # 810997, 5.50%, 10/1/2034	89	87
Pool # AM7122, 3.61%, 11/1/2034	4,922	4,460
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,148
Pool # AM8474, 3.45%, 4/1/2035	4,438	3,958
Pool # AM8475, 3.45%, 4/1/2035	1,800	1,606
Pool # BL6315, 2.20%, 5/1/2035	5,081	3,907
Pool # AM9188, 3.12%, 6/1/2035	23,000	19,626
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,355

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM9532, 3.63%, 10/1/2035	3,366	3,032
Pool # BS5413, 3.41%, 12/1/2035	10,250	8,814
Pool # AN0375, 3.76%, 12/1/2035	5,311	4,831
Pool # 256051, 5.50%, 12/1/2035	69	68
Pool # 256128, 6.00%, 2/1/2036	12	12
Pool # 880219, 7.00%, 2/1/2036	56	56
Pool # 920934, 6.50%, 1/1/2037	253	253
Pool # 888408, 6.00%, 3/1/2037	187	185
Pool # 888373, 7.00%, 3/1/2037	28	28
Pool # 888412, 7.00%, 4/1/2037	21	21
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,379
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,594
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,737
Pool # 995783, 8.00%, 11/1/2037	71	73
Pool # 257209, 5.50%, 5/1/2038	79	78
Pool # MA0127, 5.50%, 6/1/2039	115	114
Pool # AL2606, 4.00%, 3/1/2042	202	185
Pool # AO7225, 4.00%, 7/1/2042	1,303	1,212
Pool # AO9352, 4.00%, 7/1/2042	1,613	1,500
Pool # AO9353, 4.00%, 7/1/2042	1,868	1,737
Pool # MA1125, 4.00%, 7/1/2042	1,158	1,077
Pool # MA1178, 4.00%, 9/1/2042	6,585	6,125
Pool # MA1213, 3.50%, 10/1/2042	2,893	2,623
Pool # MA1251, 3.50%, 11/1/2042	7,439	6,746
Pool # MA1253, 4.00%, 11/1/2042	5,467	5,085
Pool # AR1397, 3.00%, 1/1/2043	5,736	5,028
Pool # MA1328, 3.50%, 1/1/2043	1,071	972
Pool # AQ9999, 3.00%, 2/1/2043	2,837	2,487
Pool # MA1373, 3.50%, 3/1/2043	1,769	1,604
Pool # MA1404, 3.50%, 4/1/2043	5,204	4,719
Pool # AB9096, 4.00%, 4/1/2043	579	539
Pool # AB9196, 3.50%, 5/1/2043	1,518	1,376
Pool # AT4051, 3.50%, 5/1/2043	717	650
Pool # MA1437, 3.50%, 5/1/2043	5,829	5,286
Pool # AT5914, 3.50%, 6/1/2043	3,478	3,154
Pool # MA1463, 3.50%, 6/1/2043	7,218	6,545
Pool # AB9704, 4.00%, 6/1/2043	1,307	1,223
Pool # MA1711, 4.50%, 12/1/2043	8,141	7,785
Pool # AL6167, 3.50%, 1/1/2044	3,845	3,487
Pool # MA1759, 4.00%, 1/1/2044	2,537	2,360
Pool # MA1760, 4.50%, 1/1/2044	2,363	2,260
Pool # AV9286, 4.00%, 2/1/2044	1,853	1,724
Pool # MA1800, 4.00%, 2/1/2044	1,596	1,484
Pool # MA1828, 4.50%, 3/1/2044	6,058	5,794
Pool # MA2429, 4.00%, 10/1/2045	1,797	1,671
Pool # MA2565, 4.00%, 3/1/2046	2,776	2,582
Pool # BM5835, 3.00%, 9/1/2047	9,877	8,552
Pool # AD0523, 6.00%, 11/1/2048	176	172

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0131, 3.50%, 8/1/2056	39,003	34,112
Pool # BF0144, 3.50%, 10/1/2056	2,529	2,212
Pool # BF0690, 3.00%, 2/1/2057	9,461	8,076
Pool # BF0230, 5.50%, 1/1/2058	38,964	39,554
Pool # BF0341, 5.50%, 1/1/2059	16,289	16,254
Pool # BM7076, 4.00%, 4/1/2059	44,074	40,442
Pool # BM6734, 4.00%, 8/1/2059	31,447	28,704
Pool # BF0464, 3.50%, 3/1/2060	46,244	40,211
Pool # BF0520, 3.00%, 1/1/2061	62,752	52,537
Pool # BM7075, 3.00%, 3/1/2061	69,184	57,508
Pool # BF0546, 2.50%, 7/1/2061	73,515	58,315
Pool # BF0562, 3.50%, 9/1/2061	53,606	46,212
Pool # BF0577, 2.50%, 12/1/2061	12,583	9,982
Pool # BF0590, 2.50%, 12/1/2061	17,666	13,690
Pool # BF0579, 3.00%, 12/1/2061	21,113	17,235
Pool # BF0583, 4.00%, 12/1/2061	29,330	26,293
Pool # BF0586, 5.00%, 12/1/2061	13,290	12,853
Pool # BF0617, 2.50%, 3/1/2062	83,701	65,564
Pool # BF0602, 3.00%, 3/1/2062	30,506	24,902
Pool # BF0603, 3.50%, 3/1/2062	20,804	18,179
Pool # BF0604, 3.50%, 3/1/2062	34,070	29,370
Pool # BF0605, 4.00%, 3/1/2062	16,621	14,828
Pool # BF0674, 2.50%, 4/1/2062	66,276	51,893
Pool # BF0759, 2.50%, 5/1/2062 (f)	61,952	48,509
Pool # BF0673, 2.50%, 6/1/2062	46,406	36,336
Pool # BF0654, 3.00%, 6/1/2062	35,560	29,025
Pool # BF0648, 3.50%, 6/1/2062	24,071	21,033
Pool # BF0655, 3.50%, 6/1/2062	45,130	38,902
Pool # BF0649, 4.00%, 6/1/2062	21,113	19,267
Pool # BF0677, 4.00%, 9/1/2062	48,071	43,094
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (f)	442,495	357,248
TBA, 3.00%, 6/25/2054 (f)	137,719	115,790
GNMA I, 30 Year
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	4	4
Pool # 554108, 6.50%, 3/15/2028	20	20
Pool # 468236, 6.50%, 9/15/2028	27	28
Pool # 486537, 7.50%, 9/15/2028	8	8
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 781328, 7.00%, 9/15/2031	226	233
Pool # 569568, 6.50%, 1/15/2032	191	194
Pool # 591882, 6.50%, 7/15/2032	14	14
Pool # 607645, 6.50%, 2/15/2033	48	49
Pool # 607724, 7.00%, 2/15/2033	35	35
Pool # 783123, 5.50%, 4/15/2033	1,132	1,174
Pool # 604209, 6.50%, 4/15/2033	39	40
Pool # 614546, 5.50%, 6/15/2033	10	10

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 781614, 7.00%, 6/15/2033	73	75
Pool # 781689, 5.50%, 12/15/2033	43	44
Pool # 632415, 5.50%, 7/15/2034	20	20
Pool # 574710, 5.50%, 9/15/2034	13	14
Pool # 782615, 7.00%, 6/15/2035	476	489
Pool # 782025, 6.50%, 12/15/2035	198	201
Pool # 617486, 7.00%, 4/15/2037	48	48
Pool # 782212, 7.50%, 10/15/2037	119	124
Pool # BI6868, 5.00%, 3/15/2049	1,910	1,891
Pool # BM1726, 5.00%, 3/15/2049	1,851	1,833
Pool # CO1894, 4.50%, 7/15/2052	7,534	7,451
Pool # CU0289, 6.50%, 6/15/2053	10,310	10,478
GNMA II
Pool # CE5521, ARM, 6.78%, 8/20/2071 (d)	12,418	12,897
Pool # CE5523, ARM, 6.83%, 8/20/2071 (d)	17,735	18,397
Pool # CE9356, ARM, 6.58%, 9/20/2071 (d)	8,736	8,984
Pool # CE5537, ARM, 6.76%, 9/20/2071 (d)	33,459	34,776
Pool # CE5533, ARM, 6.77%, 9/20/2071 (d)	38,774	40,280
Pool # CE5536, ARM, 6.80%, 9/20/2071 (d)	31,559	32,850
Pool # CE5544, ARM, 6.69%, 10/20/2071 (d)	35,293	36,626
Pool # CE5550, ARM, 6.73%, 10/20/2071 (d)	18,198	18,890
Pool # CE5552, ARM, 6.73%, 11/20/2071 (d)	35,867	37,258
Pool # CK2783, ARM, 6.70%, 2/20/2072 (d)	88,421	91,813
Pool # CK2789, ARM, 6.71%, 2/20/2072 (d)	34,125	35,440
Pool # CM0227, ARM, 6.72%, 2/20/2072 (d)	29,831	31,009
Pool # CM0228, ARM, 6.96%, 2/20/2072 (d)	20,192	21,157
Pool # CL8129, ARM, 6.63%, 3/20/2072 (d)	20,356	21,075
Pool # CK2802, ARM, 6.65%, 3/20/2072 (d)	27,053	28,073
Pool # CK2800, ARM, 6.70%, 3/20/2072 (d)	23,096	24,021
Pool # CM0234, ARM, 6.70%, 3/20/2072 (d)	32,133	33,384
Pool # CK2794, ARM, 6.71%, 3/20/2072 (d)	45,374	47,170
Pool # CM9946, ARM, 6.71%, 3/20/2072 (d)	17,996	18,701
Pool # CK2791, ARM, 6.72%, 3/20/2072 (d)	41,736	43,427
Pool # CK2793, ARM, 6.73%, 3/20/2072 (d)	42,342	44,043
Pool # CK2803, ARM, 6.66%, 4/20/2072 (d)	43,482	45,154
Pool # BL8377, ARM, 6.73%, 4/20/2072 (d)	36,830	38,423
Pool # CN0126, ARM, 6.73%, 5/20/2072 (d)	35,095	36,504
Pool # CN7634, ARM, 6.78%, 6/20/2072 (d)	28,028	29,322
Pool # 786250, ARM, 6.90%, 6/20/2072 (d)	38,965	41,021
Pool # CL8191, ARM, 6.86%, 7/20/2072 (d)	21,035	22,092
Pool # CO0363, ARM, 6.89%, 7/20/2072 (d)	29,537	31,121
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	2
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	1	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2499, 8.00%, 10/20/2027	5	5
Pool # 2512, 8.00%, 11/20/2027	4	4
Pool # 2525, 8.00%, 12/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	3	3
Pool # 2562, 6.00%, 3/20/2028	9	9
Pool # 2646, 7.50%, 9/20/2028	9	9
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	195	198
Pool # 4224, 7.00%, 8/20/2038	57	58
Pool # 4245, 6.00%, 9/20/2038	1,488	1,547
Pool # 783389, 6.00%, 8/20/2039	653	680
Pool # 783444, 5.50%, 9/20/2039	363	367
Pool # 783967, 4.25%, 12/20/2044	3,909	3,606
Pool # AK8791, 3.75%, 7/20/2045	1,233	1,126
Pool # BD0481, 4.00%, 12/20/2047	1,466	1,354
Pool # BD0484, 4.50%, 12/20/2047	5,280	5,002
Pool # BE0207, 4.50%, 2/20/2048	3,663	3,478
Pool # BE0208, 4.50%, 2/20/2048	5,115	4,864
Pool # BE5169, 4.50%, 2/20/2048	5,042	4,803
Pool # BA7567, 4.50%, 5/20/2048	1,579	1,489
Pool # BG6360, 5.00%, 5/20/2048	5,962	5,956
Pool # BF2574, 5.50%, 5/20/2048	128	132
Pool # BI0728, 5.00%, 7/20/2048	7,287	7,249
Pool # BD0551, 4.50%, 8/20/2048	1,908	1,826
Pool # BI5288, 5.00%, 8/20/2048	8,945	8,848
Pool # BI5289, 5.00%, 8/20/2048	12,521	12,449
Pool # AY2411, 4.25%, 9/20/2048	3,347	3,131
Pool # 784598, 5.00%, 9/20/2048	9,802	9,833
Pool # 784626, 4.50%, 10/20/2048	1,279	1,219
Pool # BK2586, 5.00%, 11/20/2048	1,262	1,241
Pool # BJ7082, 5.00%, 12/20/2048	504	493
Pool # BJ7085, 5.00%, 12/20/2048	1,039	1,033
Pool # BK7169, 5.00%, 12/20/2048	5,793	5,688
Pool # BK8878, 4.50%, 2/20/2049	2,305	2,172
Pool # BK7189, 5.00%, 2/20/2049	5,935	5,852
Pool # BJ9972, 5.50%, 2/20/2049	1,172	1,179
Pool # BK7198, 4.50%, 3/20/2049	2,581	2,444
Pool # BK7199, 5.00%, 3/20/2049	962	951
Pool # BL8042, 5.00%, 3/20/2049	6,250	6,187
Pool # BL9333, 5.00%, 3/20/2049	2,809	2,804
Pool # BG0079, 5.50%, 3/20/2049	815	821
Pool # BL6756, 5.50%, 3/20/2049	304	306
Pool # BJ1322, 5.00%, 4/20/2049	4,069	4,095
Pool # BJ9622, 5.00%, 4/20/2049	1,800	1,765
Pool # BK7209, 5.00%, 4/20/2049	4,059	4,014
Pool # BL6758, 5.50%, 4/20/2049	951	957
Pool # BM9664, 4.50%, 5/20/2049	5,996	5,776
Pool # BM9683, 5.00%, 6/20/2049	14,019	13,874

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2880, 5.00%, 6/20/2049	427	417
Pool # BN3950, 5.50%, 6/20/2049	2,149	2,164
Pool # BN2629, 4.00%, 7/20/2049	11,385	10,747
Pool # BI0926, 5.00%, 7/20/2049	856	840
Pool # BI0927, 5.00%, 7/20/2049	596	579
Pool # BM2186, 5.00%, 7/20/2049	597	586
Pool # BM2187, 5.00%, 7/20/2049	305	299
Pool # BO2871, 5.00%, 7/20/2049	239	234
Pool # BO2872, 5.00%, 7/20/2049	960	949
Pool # BO2878, 5.00%, 7/20/2049	615	604
Pool # BO2879, 5.00%, 7/20/2049	491	480
Pool # BO3162, 5.00%, 7/20/2049	43,128	43,960
Pool # BO3173, 5.00%, 7/20/2049	895	875
Pool # BO3174, 5.00%, 7/20/2049	355	346
Pool # BO3175, 5.00%, 7/20/2049	217	218
Pool # BO8226, 5.00%, 7/20/2049	381	373
Pool # BO8229, 5.00%, 7/20/2049	4,660	4,665
Pool # BO8235, 5.00%, 7/20/2049	638	622
Pool # BO8236, 5.00%, 7/20/2049	422	412
Pool # BP4243, 5.00%, 8/20/2049	10,543	10,489
Pool # BN2649, 3.50%, 9/20/2049	2,879	2,580
Pool # BM9713, 4.50%, 9/20/2049	2,095	1,990
Pool # BP4337, 4.50%, 9/20/2049	14,731	14,314
Pool # BQ3224, 4.50%, 9/20/2049	12,995	12,374
Pool # 784810, 5.00%, 9/20/2049	11,832	11,396
Pool # BM9734, 4.00%, 10/20/2049	3,349	3,116
Pool # 784847, 4.50%, 11/20/2049	19,587	18,519
Pool # BQ8694, 4.50%, 11/20/2049	549	528
Pool # BQ8696, 4.50%, 11/20/2049	726	701
Pool # BR2686, 4.50%, 11/20/2049	1,963	1,869
Pool # BR2687, 4.50%, 11/20/2049	4,133	3,965
Pool # BR2688, 4.50%, 11/20/2049	2,169	2,073
Pool # BR2689, 4.50%, 11/20/2049	2,976	2,885
Pool # BR2739, 4.50%, 11/20/2049	1,579	1,539
Pool # BR2756, 4.50%, 11/20/2049	1,915	1,849
Pool # BR2757, 4.50%, 11/20/2049	2,141	2,061
Pool # BR3820, 4.50%, 11/20/2049	227	215
Pool # BR3821, 4.50%, 11/20/2049	766	727
Pool # BS0953, 4.50%, 11/20/2049	1,710	1,668
Pool # BQ4131, 3.50%, 12/20/2049	11,122	10,091
Pool # BI0940, 4.50%, 12/20/2049	613	585
Pool # BQ3796, 4.50%, 12/20/2049	1,726	1,668
Pool # BR2730, 4.50%, 12/20/2049	761	725
Pool # BR2731, 4.50%, 12/20/2049	691	662
Pool # BR2732, 4.50%, 12/20/2049	1,242	1,217
Pool # BR2755, 4.50%, 12/20/2049	951	906
Pool # BR3822, 4.50%, 12/20/2049	858	814
Pool # BR3823, 4.50%, 12/20/2049	1,174	1,127

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3824, 4.50%, 12/20/2049	687	668
Pool # BS0951, 4.50%, 12/20/2049	1,714	1,640
Pool # BS0952, 4.50%, 12/20/2049	1,309	1,264
Pool # BQ4132, 3.50%, 1/20/2050	5,066	4,541
Pool # BQ4133, 3.50%, 1/20/2050	5,196	4,680
Pool # BR1548, 3.50%, 1/20/2050	3,853	3,583
Pool # BS8380, 4.50%, 2/20/2050	2,938	2,888
Pool # BP8085, 3.00%, 3/20/2050	3,824	3,305
Pool # BR3892, 4.00%, 3/20/2050	8,878	8,166
Pool # BT8094, 4.00%, 4/20/2050	1,033	955
Pool # BT8095, 4.00%, 4/20/2050	5,160	4,769
Pool # BT8096, 4.00%, 4/20/2050	7,530	6,960
Pool # BT8097, 4.00%, 4/20/2050	7,712	7,200
Pool # BT8098, 4.00%, 4/20/2050	9,118	8,535
Pool # BT8099, 4.00%, 4/20/2050	7,152	6,707
Pool # BW7042, 3.50%, 9/20/2050	19,306	17,232
Pool # 785294, 3.50%, 1/20/2051	53,357	46,969
Pool # MA7534, 2.50%, 8/20/2051	235,277	196,154
Pool # MA7649, 2.50%, 10/20/2051	34,459	28,729
Pool # CH9031, 3.50%, 10/20/2051	21,289	19,003
Pool # 787205, 3.50%, 11/20/2051	81,478	73,157
Pool # CI9257, 3.50%, 11/20/2051	25,197	22,491
Pool # CK1527, 3.50%, 12/20/2051	7,275	6,523
Pool # CK1600, 4.00%, 1/20/2052	15,388	14,194
Pool # CK7137, 4.00%, 1/20/2052	28,539	25,866
Pool # 786362, 3.00%, 2/20/2052	36,573	30,784
Pool # CL2553, 4.00%, 2/20/2052	18,468	16,738
Pool # CM2213, 3.00%, 3/20/2052	7,611	6,574
Pool # CL2574, 4.00%, 3/20/2052	11,559	10,477
Pool # CL2575, 4.00%, 3/20/2052	5,719	5,257
Pool # CM1194, 4.00%, 4/20/2052	14,343	13,000
Pool # MA8200, 4.00%, 8/20/2052	149,858	137,762
Pool # CO8957, 5.00%, 12/20/2052	17,429	16,786
Pool # CS4305, 5.50%, 6/20/2053	32,951	32,686
Pool # CS4391, 5.50%, 7/20/2053	38,545	38,234
Pool # MA9166, 3.00%, 9/20/2053	20,793	17,965
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	509	472
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	897	821
Pool # 784879, 4.10%, 11/20/2069 (d)	13,149	12,336
Pool # 785137, 3.10%, 8/20/2070 (d)	17,371	15,326
Pool # 785183, 2.93%, 10/20/2070 (d)	34,659	30,786
Pool # 785863, 3.09%, 12/20/2071 (d)	12,126	10,657
Pool # 786556, 4.65%, 1/20/2073 (d)	41,809	39,802
Total Mortgage-Backed Securities (Cost $10,851,362)		10,202,405

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 12.7%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.24%, 12/26/2044 (a) (d)	1,175	1,145
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	45,125	25,947
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	3,440	3,386
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	7,124	6,956
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,291	3,108
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,180	5,583
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	5,956	5,290
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	6,536	6,237
Series 2015-2, Class A, 4.00%, 9/22/2027	9,470	8,930
Series 2016-2, Class A, 3.65%, 6/15/2028	4,722	4,319
Series 2016-3, Class AA, 3.00%, 10/15/2028	7,575	6,877
Series 2017-2, Class A, 3.60%, 10/15/2029	7,543	6,775
Series 2021-1, Class B, 3.95%, 7/11/2030	10,450	9,576
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	12,054	12,144
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	12,926	13,154
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	7,188	7,103
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	3,713
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	16,970	16,919
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	15,096	14,784
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	7,420	7,359
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	1,415	1,407
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	38,857
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	2,949	2,829
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (a)	15,495	14,938
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (a)	12,912	12,494
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	9,600	9,125
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (a)	20,000	18,784
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	19,000	17,846
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	7,800	7,281
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (a)	28,018	26,000
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	22,000	20,387
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (a)	22,082	20,147
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (a)	12,065	10,909
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	11,900	10,415
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	69	69
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,787	2,624
Series 2020-AA, Class B, 2.79%, 7/17/2046 (a)	2,750	2,497
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (a)	31,250	30,291
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	23,239
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	22,973	22,789

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	65,028	64,052
7.80%, 10/25/2038 ‡	15,919	15,975
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	29,329	29,656
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	25,000	24,016
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (a)	17,966	17,239
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,120
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	5,492	5,138
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	8,836	8,207
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	7,843	7,038
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	19,454	18,292
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	2,287	2,151
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	55,891	53,823
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (a)	3,804	3,769
Series 2023-A, Class B, 6.31%, 11/15/2038 (a)	26,146	25,761
Caerus Uinta Abs LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (a)	15,215	15,277
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	25,514	25,662
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,149	10,827
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,665	5,187
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,911	5,050
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,625
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (a)	16,476	16,778
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	17,500	17,725
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (a) (e)	36,289	32,785
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	31,468	30,524
Chase Funding Trust
Series 2003-4, Class 1A5, 4.93%, 5/25/2033 (e)	516	492
Series 2003-6, Class 1A5, 4.87%, 11/25/2034 (e)	629	606
Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (e)	1,072	1,033
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,005
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	60,885	60,521
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.97%, 6/25/2040 (a) (d)	2,023	140
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (a)	5,250	4,840
Series 2019-2, Class C, 3.68%, 6/15/2052 (a)	5,526	4,994
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	15,697	15,391
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	10,000	10,198
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	43,105	42,584
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	50,000	50,769
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	52,650	52,688

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	5,100	5,191
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	33,379	33,743
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	29,600	29,935
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	43,500	44,513
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	8,015	8,084
6.95%, 2/15/2034 ‡	65,094	65,087
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	35,480	35,491
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	12,000	12,018
8.30%, 6/15/2034 ‡	27,013	27,024
Crown Castle Towers LLC, 4.24%, 7/15/2028 (a)	10,000	9,461
CVS Pass-Through Trust
6.94%, 1/10/2030	650	665
5.93%, 1/10/2034 (a)	3,873	3,805
Series 2013, 4.70%, 1/10/2036 (a)	7,773	7,011
Series 2014, 4.16%, 8/11/2036 (a)	1,022	882
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.19%, 3/25/2034 (d)	45	45
Series 2004-1, Class M2, 6.26%, 3/25/2034 (d)	23	24
Series 2004-1, Class 3A, 6.00%, 4/25/2034 (d)	220	205
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.34%, 10/25/2034 (d)	47	47
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	5,135	4,646
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	32,439	31,274
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (a)	20,000	20,001
Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	18,500	18,500
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	20,675	20,776
DT Auto Owner Trust
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	206	206
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	15,250	15,521
Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	46,500	47,784
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	15,550	15,603
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	9,358	9,437
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	10,000	10,035
Series 2023-3A, Class D, 7.12%, 5/15/2029 (a)	13,224	13,461
Exeter Automobile Receivables Trust
Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	4,492	4,463
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,625
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	22,800
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	39,913
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,374
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,838
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,285
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,065
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,888
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,545
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	13,561	13,678
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (a)	24,503	24,401

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	2,102	2,067
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	17,774	17,705
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	15,580	15,623
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (a)	6,450	6,122
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	11,250	10,718
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	57,000	53,892
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	7,187	6,747
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	7,000	6,500
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	14,400	13,153
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	12,500	11,351
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	36,486	34,613
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	50,000	46,577
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (a)	11,330	12,018
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	56,650	52,327
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	43,050	38,237
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (d)	57,016	50,685
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (d)	108,325	105,742
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	86,250	83,609
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	40,000	40,273
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	301	300
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	18,930	18,316
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	9,519	9,319
Series 2023-2A, Class A, 6.53%, 6/15/2049 (a)	36,963	37,332
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	836	831
FREED ABS Trust
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	6,894	6,894
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	2,015	2,016
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	14,500	14,600
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (d)	52	43
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (a)	15,905	15,796
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	19,357	19,339
Series 2023-3A, Class D, 6.44%, 5/15/2029 (a)	9,293	9,340
Series 2023-4A, Class C, 6.65%, 8/15/2029 (a)	19,000	19,259
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	14,140	14,224
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	15,511	15,515
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	18,508	15,502
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	49,830	46,874
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	71,115	70,375
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (a)	7,889	6,994
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	2,310	2,071
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	10,788	9,557

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	15,200	15,411
Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	8,650	8,477
Granite Park FX Notes Issuer LLC
Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	38,721	38,442
Series 2024-1A, Class B, 8.27%, 1/15/2031 ‡	9,680	9,613
Grene Energy, 11.00%, 3/15/2026 ‡ (h)	4,000	4,000
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	11,667	11,375
Harvest SBA Loan Trust Series 2021-1, Class A, 7.44%, 4/25/2048 (a) (d)	975	970
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	7,370	6,462
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (a)	9,327	8,600
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,317	2,877
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	296	293
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	2,687	2,381
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (a)	811	727
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (a)	1,690	1,545
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	6,103	5,495
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	4,587	4,364
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (a)	8,392	8,129
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	39,317	35,392
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	9,370	8,407
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	41,180	35,016
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (a)	13,250	13,174
INVH Mezzanin Frn Series 2021-SFR1, 2.50%, 1/25/2024 ‡	7,918	7,889
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	1,664	1,696
Series 2020-1, Class B, 7.75%, 11/15/2028	5,073	5,193
Jonah, 7.80%, 11/10/2037 ‡ (a)	37,688	36,509
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	28,979	28,736
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (d)	125	— (i)
Series 2014-1, Class A, IO, 1.55%, 10/25/2032 (a) (d)	5,641	148
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (d)	8,809	157
Series 2012-2, Class A, IO, 0.76%, 8/25/2038 (a) (d)	7,270	126
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (a) (d)	6,121	189
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (d)	6,276	70
Series 2014-2, Class A, IO, 2.81%, 4/25/2040 (a) (d)	1,282	83
Series 2015-2, Class A, IO, 3.42%, 7/25/2041 (a) (d)	2,189	219
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	4,300	4,150
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	9,434	9,395
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.68%, 12/15/2026 ‡ (a) (d)	6,115	6,041
Series 2020-VFN1, Class A2B1, 9.68%, 12/15/2026 ‡ (a) (d)	945	935

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	11,204	9,901
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	9,780	8,387
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	28,000	27,234
Series 2022-1A, Class D, 8.16%, 7/20/2032 (a)	27,660	28,100
LFT CRE Ltd. Series 2021-FL1, Class C, 7.38%, 6/15/2039 (a) (d)	29,810	28,820
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 6.19%, 2/25/2034 (d)	510	495
Series 2004-3, Class M1, 6.29%, 7/25/2034 (d)	207	203
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	11,353	11,380
Mariner Finance Issuance Trust
Series 2021-BA, Class D, 3.42%, 11/20/2036 (a)	11,935	10,310
Series 2022-AA, Class B, 7.20%, 10/20/2037 (a)	17,850	17,967
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (a)	8,642	8,618
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	10,764	10,794
Series 2023-2A, Class B, 6.54%, 6/15/2033 (a)	18,255	18,291
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	37,693	37,858
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	47,500	47,841
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	2,800	2,743
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	18,608	18,441
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	31,849	32,123
8.95%, 12/15/2038 ‡	26,134	26,294
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	3,136	3,053
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	692	649
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	14,733	14,183
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	22,415	21,140
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	18,127	16,805
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (a)	4,908	4,838
Series 2022-1A, Class D, 5.54%, 2/20/2029 (a)	4,235	4,172
Series 2023-3A, Class C, 6.74%, 8/20/2029 (a)	3,539	3,590
Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	3,400	3,418
Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	10,792	11,126
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030 ‡	694	693
Series 2018, Class B, 4.61%, 2/9/2030 ‡	217	217
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	6,521	6,321
Series 2021-A, Class B, 1.76%, 3/8/2028 (a)	4,128	3,997
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	3,199	3,079
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	38,800	36,666
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	26,300	26,097
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	13,299	12,937
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,000	7,574

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	48,444	44,246
Series 2023-1, Class B, 3.60%, 10/25/2040 (a)	22,500	20,101
Series 2023-1, Class C, 3.60%, 10/25/2040 (a)	8,000	7,008
Series 2023-1, Class D, 3.60%, 10/25/2040 (a)	22,177	19,087
Pendoor Proper, Zero Coupon, 2/15/2025 ‡ (a)	68,650	65,863
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	11,078	10,841
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.57%, 5/25/2027 (a) (d)	60,745	61,573
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	20,909	20,934
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (a)	8,700	8,718
Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	5,800	5,857
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	10,452	10,210
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (d)	31,197	30,400
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	16,670	16,299
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (a) (e)	30,040	29,731
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	18,756	18,289
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (e)	7,474	7,240
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	42,525
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	55,300	51,647
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,363	26,360
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	16,700	15,428
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	7,543	6,848
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	47,000	42,315
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (a)	11,560	10,076
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (a)	23,735	20,621
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (a)	50,390	48,041
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (a)	14,649	13,100
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	21,816	19,398
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (d)	14,285	12,760
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	42,079	41,268
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	66,411	66,259
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (a)	26,027	25,607
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	17,058	17,144
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (d)	5,207	5,215
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	5,756	5,682
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	17,183	17,688
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	23
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	3,022	2,718
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	16,894	16,326
RT Fin LLC, 7.85%, 10/15/2043 ‡	11,040	11,060
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	37,758

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,066
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,047
Series 2022-5, Class D, 5.67%, 12/16/2030	109,700	108,601
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	66,871
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,550
SART Series 2018-1, 4.76%, 6/15/2025 ‡	1,697	1,693
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (a)	11,735	11,005
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	15,677	15,909
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	82,000	83,535
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	24,700	25,323
Series 2022-2A, Class D, 6.50%, 10/20/2032 (a)	19,930	19,553
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.86%, 1/25/2036 (e)	356	283
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (a)	9,785	9,694
Series 2024-1A, Class C, 5.51%, 1/20/2032 (a)	615	609
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (a)	2,056	2,001
Series 2022-1A, Class C, 3.94%, 10/20/2038 (a)	2,445	2,324
Series 2023-1A, Class B, 5.83%, 1/20/2040 (a)	8,354	8,274
Series 2023-1A, Class C, 7.00%, 1/20/2040 (a)	4,581	4,595
Series 2023-2A, Class B, 6.28%, 4/20/2040 (a)	11,114	11,141
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	2,923	2,610
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (a) (e)	16,632	16,040
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	17	14
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	126	47
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (a)	21,171	21,681
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (a)	25,545	26,457
Tricolor Auto Securitization Trust
Series 2022-1A, Class C, 4.71%, 8/15/2025 (a)	1,111	1,111
Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	6,285	6,243
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (a)	4,641	4,402
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (a)	11,000	10,451
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 ‡ (a) (f)	25,800	24,905
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (a)	5,835	5,576
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	13,656	13,368
Series 2016-2, Class B, 3.65%, 10/7/2025	12,667	12,253
Series 2016-1, Class B, 3.65%, 1/7/2026	1,463	1,407
Series 2018-1, Class B, 4.60%, 3/1/2026	12,022	11,672
Series 2014-1, Class A, 4.00%, 4/11/2026	3,989	3,853
Series 2014-2, Class A, 3.75%, 9/3/2026	7,466	7,151
Series 2019-2, Class B, 3.50%, 5/1/2028	6,503	6,028
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,905	1,754

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-1, Class A, 3.45%, 7/7/2028	18,068	16,447
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,200	1,086
Series 2018-1, Class AA, 3.50%, 3/1/2030	10,301	9,430
Series 2018-1, Class A, 3.70%, 3/1/2030	5,955	5,364
Series 2019-1, Class AA, 4.15%, 8/25/2031	11,842	11,031
Series 2019-1, Class A, 4.55%, 8/25/2031	10,715	10,223
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,060	5,181
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (a)	946	946
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	1,927	1,923
Series 2023-1, Class C, 6.28%, 7/10/2028 (a)	8,000	7,975
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	35,422	35,281
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	1,092	1,075
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	5,806	5,816
US Airways Pass-Through Trust Series 2012-1, Class A, 5.90%, 10/1/2024	5,154	5,153
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (a)	40,434	1,085
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (e)	13,244	13,048
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (e)	10,315	10,043
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	11,520	11,524
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,573	103,662
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (e)	4,994	4,850
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (e)	12,662	12,244
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (e)	18,027	17,645
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (e)	26,300	25,954
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	23,114	22,781
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (e)	9,835	9,726
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	31,214	30,789
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	25,930	25,587
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	2,077	1,962
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 (a)	2,461	2,447
Series 2023-1A, Class A, 5.84%, 12/20/2037 (a)	17,283	16,995
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	42,655	40,967
Series 2022-3A, Class D, 6.68%, 4/17/2028 (a)	70,490	70,863
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	12,352	12,517
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	18,890	19,143
Total Asset-Backed Securities (Cost $5,895,165)		5,747,142
Commercial Mortgage-Backed Securities — 5.4%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (a) (d)	21,000	17,535
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (a) (d)	13,399	10,776
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (a)	34,533	31,605
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.60%, 4/14/2033 (a) (d)	5,875	5,600
Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (d)	7,700	4,634

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BAMLL Re-REMIC Trust
Series 2024-FRR2, Class A, 2.54%, 7/27/2050 ‡ (a) (d)	13,078	11,634
Series 2024-FRR2, Class B, 2.57%, 7/27/2050 ‡ (a) (d)	17,745	15,580
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	45,580
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (a) (d)	363	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	5,817	5,386
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.58%, 2/28/2025 (a) (d)	13,760	13,184
Series 2021-FRR1, Class BKW1, 1.61%, 1/29/2026 (a) (d)	14,340	12,830
Series 2021-FRR1, Class AKW1, 1.89%, 1/29/2026 (a) (d)	16,010	14,693
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (a) (d)	14,570	13,378
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (a)	22,370	16,153
Series 2021-FRR1, Class AK58, 2.27%, 9/29/2029 (a) (d)	28,730	25,934
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (a) (d)	673	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,176
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (d)	53,745	49,154
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,324
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	14,250	13,769
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	456	454
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,021
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,164
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (d)	14,911	1
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	14,250	12,603
Series 2014-USA, Class B, 4.18%, 9/15/2037 (a)	24,890	21,371
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	16,830	12,576
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (a) (d)	4,000	3,591
FHLMC
Series K753, Class A2, 4.40%, 10/25/2030	40,970	39,770
Series 2023-MN7, Class M1, 8.92%, 9/25/2043 (a) (d)	23,119	23,567
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	13,313	12,784
Series KJ17, Class A2, 2.98%, 11/25/2025	15,272	14,993
Series K070, Class A2, 3.30%, 11/25/2027 (d)	17,323	16,422
Series K072, Class A2, 3.44%, 12/25/2027	14,689	13,961
Series K072, Class AM, 3.50%, 12/25/2027 (d)	19,000	18,052
Series W5FX, Class AFX, 3.21%, 4/25/2028 (d)	21,769	20,310
Series K081, Class A2, 3.90%, 8/25/2028 (d)	1,531	1,470
Series K082, Class AM, 3.92%, 9/25/2028 (d)	12,035	11,551
Series K087, Class A2, 3.77%, 12/25/2028	4,150	3,957
Series K088, Class A2, 3.69%, 1/25/2029	355	337
Series K115, Class XAM, IO, 1.55%, 7/25/2030 (d)	44,581	3,487
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (d)	21,865	1,336
Series K754, Class AM, 4.94%, 11/25/2030 (d)	18,128	18,081
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,351
Series K137, Class AM, 1.98%, 12/25/2031 (d)	29,800	24,249
Series K138, Class AM, 1.89%, 1/25/2032	24,220	19,511

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K142, Class A2, 2.40%, 3/25/2032	58,400	48,997
Series K145, Class A2, 2.58%, 5/25/2032	40,795	34,566
Series K146, Class A2, 2.92%, 6/25/2032	27,100	23,540
Series K-150, Class AM, 3.52%, 9/25/2032 (d)	25,000	22,488
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	46,860	42,975
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	7,945
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	16,537
Series Q013, Class APT2, 1.16%, 5/25/2050 (d)	14,169	12,799
Series K146, Class AM, 2.92%, 6/25/2054	27,000	23,349
Series K145, Class AM, 2.58%, 6/25/2055	42,900	36,242
FNMA ACES
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	4,610	4,579
Series 2015-M1, Class A2, 2.53%, 9/25/2024	7,458	7,380
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,206	4,135
Series 2015-M2, Class A3, 3.02%, 12/25/2024 (d)	7,102	6,999
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	7,920	7,787
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (d)	32,093	30,936
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (d)	89,519	84,513
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (d)	7,988	7,495
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (d)	37,645	35,871
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	25,843	24,503
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (d)	28,292	26,798
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (d)	8,926	8,406
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (d)	19,631	18,396
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (d)	19,403	18,199
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (d)	64,267	60,229
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (d)	31,852	30,005
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (d)	45,026	42,572
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (d)	29,871	28,419
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,416	6,577
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (d)	48,692	2,764
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (d)	4,599	4,246
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,926	30,404
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,008	12,827
Series 2020-M5, Class A2, 2.21%, 1/25/2030	40,284	35,007
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (d)	14,682	13,407
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,817	9,730
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (d)	164,485	9,234
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (d)	28,657	23,013
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (d)	45,000	35,957
Series 2022-M10, Class A2, 1.94%, 1/25/2032 (d)	5,800	4,681
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (d)	48,740	39,853
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (d)	60,253	50,862
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (d)	56,250	51,750
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (d)	18,369	17,901
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (d)	71,540	68,990
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (d)	12,948	12,731
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	101,571

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	4,120	4,015
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (d)	138,165	10,277
Series 2022-M5, Class A1, 2.35%, 1/1/2034 (d)	15,163	13,591
Series 2019-M10, Class X, IO, 0.57%, 5/25/2049 (d)	71,453	2,324
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.76%, 7/25/2024 (a) (d)	27,500	27,326
Series 2018-K731, Class C, 3.93%, 2/25/2025 (a) (d)	5,000	4,899
Series 2018-KSL1, Class B, 3.86%, 11/25/2025 (a) (d)	10,011	9,659
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (a) (d)	5,645	4,959
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (a) (d)	13,500	11,455
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (d)	5,000	4,216
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (d)	769	757
Series 2015-K45, Class B, 3.60%, 4/25/2048 (a) (d)	11,025	10,834
Series 2015-K47, Class B, 3.59%, 6/25/2048 (a) (d)	5,000	4,902
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (d)	10,000	9,740
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (d)	8,451	8,156
Series 2017-K67, Class B, 3.95%, 9/25/2049 (a) (d)	10,500	9,963
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (d)	8,000	7,886
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (d)	20,000	19,048
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (d)	6,000	5,413
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (d)	8,500	8,074
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (d)	10,000	9,426
GAM Re-REMIC TRUST Series 2021-FRR2, Class BK44, 1.70%, 9/27/2051 ‡ (a) (d)	21,129	20,118
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,633	5,500
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	34,579
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.14%, 8/12/2037 (a) (d)	6,067	1
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (d)	1,371	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	7,941
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.53%, 4/15/2038 (a) (d)	13,170	13,105
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	34,337
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	81,600	51,233
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (a) (d)	42,191	43,644
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	38,769
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,307	4,048
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	22,504	18,380
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	54,479
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	492	462
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (d)	2,256	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,520
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (d)	2,500	2,059
Total Commercial Mortgage-Backed Securities (Cost $2,624,280)		2,431,156
Collateralized Mortgage Obligations — 4.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,980	1,953
Series 2005-1CB, Class 1A6, IF, IO, 1.66%, 3/25/2035 (d)	622	34

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (d)	3,321	121
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (d)	2,443	41
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	937	781
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	42	17
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (d)	11,203	319
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (d)	3,065	78
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	754	566
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	11	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	346	295
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	2	2
Aml-prop CAP Frn, 6.45%, 10/15/2024 ‡	7,175	7,148
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (d)	80,000	80,000
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	231	73
Baml PIMCO Frn, Zero Coupon, 6/15/2024 ‡	17,008	17,008
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	92	64
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	76	69
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	143	117
Series 2005-7, Class 30, PO, 11/25/2035	70	71
Series 2005-8, Class 30, PO, 1/25/2036	27	17
Series 2006-1, Class X, PO, 1/25/2036	29	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (d)	14	13
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡ (d)	9,101	9,101
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.15%, 1/25/2033 (a) (d)	393	378
Series 2003-7, Class 3A, 6.93%, 10/25/2033 (d)	13	12
Series 2004-2, Class 14A, 4.57%, 5/25/2034 (d)	178	161
Series 2006-1, Class A1, 7.66%, 2/25/2036 (d)	423	387
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (a)	16,404	15,756
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	13	9
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	23	16
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 5.78%, 6/25/2035 (d)	135	131
Series 2007-A2, Class 1A1, 6.52%, 6/25/2035 (d)	52	50
Series 2007-A1, Class 2A1, 5.62%, 2/25/2037 (d)	157	146
Series 2007-A1, Class 9A1, 5.93%, 2/25/2037 (d)	99	93
Series 2007-A1, Class 1A3, 6.02%, 2/25/2037 (d)	77	74
Series 2007-A1, Class 7A1, 6.60%, 2/25/2037 (d)	9	9
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	6
Series 2002-18, PO, 11/25/2032	34	25
Series 2004-3, Class A26, 5.50%, 4/25/2034	100	95
Series 2004-3, Class A4, 5.75%, 4/25/2034	68	64
Series 2004-HYB1, Class 2A, 5.52%, 5/20/2034 (d)	50	46
Series 2004-HYB3, Class 2A, 4.79%, 6/20/2034 (d)	218	197
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	408	396
Series 2004-7, Class 2A1, 5.59%, 6/25/2034 (d)	32	28

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (d)	170	158
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	29
Series 2005-16, Class A23, 5.50%, 9/25/2035	43	27
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (d)	749	592
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	163	142
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (d)	113	111
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.68%, 9/25/2033 (a) (d)	345	339
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (d)	40	37
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	1,433	1,356
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	12	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	14	14
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	7	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	41	37
Series 2005-1, Class 2A1A, 3.46%, 2/25/2035 (d)	147	120
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	362	347
Series 2005-5, Class 1A2, 4.81%, 8/25/2035 (d)	349	280
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 8.67%, 1/25/2043 (a) (d)	17,575	18,604
Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (a) (d)	9,750	10,137
Credit One, 6.47%, 2/25/2029 ‡	71,500	71,232
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.64%, 2/25/2033 (d)	348	338
Series 2003-AR15, Class 3A1, 6.73%, 6/25/2033 (d)	46	45
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	163	154
Series 2003-23, Class 1P, PO, 10/25/2033	191	135
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	1	1
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	145	139
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	420	401
Series 2005-9, Class AP, PO, 10/25/2035	31	22
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	768	80
Series 2005-10, Class AP, PO, 11/25/2035	38	25
CSMC Trust
Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (a) (d)	18,244	17,689
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (d)	10,913	10,655
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (d)	15,078	14,877
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	16,462	16,187
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	4,065	4,325
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (d)	27	26
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (d)	26,297	21,010
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	9,104	8,140
Series 2017-4, Class MT, 3.50%, 6/25/2057	27,010	23,829

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-4, Class MA, 3.50%, 3/25/2058	29,759	27,646
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,543	10,245
Series 2019-1, Class MT, 3.50%, 7/25/2058	36,348	31,636
Series 2019-1, Class M55D, 4.00%, 7/25/2058	20,139	18,275
Series 2019-2, Class MA, 3.50%, 8/25/2058	14,439	13,350
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,444	20,608
Series 2020-1, Class M55G, 3.00%, 8/25/2059	32,114	28,009
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,430	12,922
Series 2020-3, Class MT, 2.00%, 5/25/2060	46,479	36,514
Series 2022-1, Class MTU, 3.25%, 11/25/2061	76,910	65,724
Series 2023-1, Class MT, 3.00%, 10/25/2062	58,045	47,476
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,050	1,070
Series R007, Class ZA, 6.00%, 5/15/2036	1,372	1,396
FHLMC, REMIC
Series 1745, Class D, 7.50%, 8/15/2024	1	1
Series 3614, Class QB, 4.00%, 12/15/2024	41	40
Series 2903, Class Z, 5.00%, 12/15/2024	2	2
Series 2967, Class S, IF, 3.91%, 4/15/2025 (d)	2	2
Series 3684, Class CY, 4.50%, 6/15/2025	170	169
Series 3022, Class SX, IF, 3.28%, 8/15/2025 (d)	4	3
Series 3051, Class DP, IF, 4.10%, 10/15/2025 (d)	13	13
Series 3793, Class AB, 3.50%, 1/15/2026	436	429
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	3	3
Series 1899, Class ZE, 8.00%, 9/15/2026	13	14
Series 1927, Class ZA, 6.50%, 1/15/2027	12	12
Series 1927, Class PH, 7.50%, 1/15/2027	31	31
Series 1963, Class Z, 7.50%, 1/15/2027	11	12
Series 1935, Class FL, 6.14%, 2/15/2027 (d)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	17	17
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	16	16
Series 2019, Class Z, 6.50%, 12/15/2027	19	19
Series 2038, Class PN, IO, 7.00%, 3/15/2028	21	2
Series 2040, Class PE, 7.50%, 3/15/2028	52	53
Series 2054, Class PV, 7.50%, 5/15/2028	22	22
Series 2063, Class PG, 6.50%, 6/15/2028	32	32
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2070, Class C, 6.00%, 7/15/2028	29	29
Series 2075, Class PM, 6.25%, 8/15/2028	81	80
Series 2075, Class PH, 6.50%, 8/15/2028	75	76
Series 2086, Class GB, 6.00%, 9/15/2028	10	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	30	2
Series 2095, Class PE, 6.00%, 11/15/2028	61	61
Series 2106, Class ZD, 6.00%, 12/15/2028	139	138
Series 2110, Class PG, 6.00%, 1/15/2029	158	158

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2388, Class FB, 6.04%, 1/15/2029 (d)	31	31
Series 2125, Class JZ, 6.00%, 2/15/2029	41	41
Series 2126, Class CB, 6.25%, 2/15/2029	141	141
Series 2132, Class SB, IF, 6.97%, 3/15/2029 (d)	5	5
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	149	152
Series 2163, Class PC, IO, 7.50%, 6/15/2029	12	1
Series 2172, Class QC, 7.00%, 7/15/2029	95	97
Series 2176, Class OJ, 7.00%, 8/15/2029	46	46
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	25	25
Series 2204, Class GB, 8.00%, 12/20/2029 (d)	3	—
Series 2208, Class PG, 7.00%, 1/15/2030	88	90
Series 2209, Class TC, 8.00%, 1/15/2030	22	22
Series 2210, Class Z, 8.00%, 1/15/2030	96	99
Series 2224, Class CB, 8.00%, 3/15/2030	21	22
Series 3654, Class DC, 5.00%, 4/15/2030	3,321	3,301
Series 2230, Class Z, 8.00%, 4/15/2030	26	26
Series 2234, Class PZ, 7.50%, 5/15/2030	24	25
Series 2247, Class Z, 7.50%, 8/15/2030	25	25
Series 2256, Class MC, 7.25%, 9/15/2030	39	40
Series 2259, Class ZM, 7.00%, 10/15/2030	73	74
Series 2262, Class Z, 7.50%, 10/15/2030	6	6
Series 2271, Class PC, 7.25%, 12/15/2030	67	69
Series 2296, Class PD, 7.00%, 3/15/2031	51	53
Series 2313, Class LA, 6.50%, 5/15/2031	10	10
Series 2325, Class PM, 7.00%, 6/15/2031	28	29
Series 2359, Class ZB, 8.50%, 6/15/2031	78	83
Series 2332, Class ZH, 7.00%, 7/15/2031	84	86
Series 2344, Class ZD, 6.50%, 8/15/2031	496	506
Series 2344, Class ZJ, 6.50%, 8/15/2031	68	69
Series 2345, Class NE, 6.50%, 8/15/2031	50	51
Series 2351, Class PZ, 6.50%, 8/15/2031	40	40
Series 2367, Class ME, 6.50%, 10/15/2031	56	57
Series 2399, Class OH, 6.50%, 1/15/2032	63	64
Series 2399, Class TH, 6.50%, 1/15/2032	72	74
Series 2475, Class S, IF, IO, 2.56%, 2/15/2032 (d)	215	19
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (d)	35	2
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (d)	105	109
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (d)	116	123
Series 2418, Class FO, 6.34%, 2/15/2032 (d)	81	81
Series 2410, Class NG, 6.50%, 2/15/2032	84	86
Series 2420, Class XK, 6.50%, 2/15/2032	114	117
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (d)	80	6
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (d)	52	5
Series 2423, Class TB, 6.50%, 3/15/2032	140	141
Series 2430, Class WF, 6.50%, 3/15/2032	129	133
Series 2423, Class MC, 7.00%, 3/15/2032	74	76

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2423, Class MT, 7.00%, 3/15/2032	92	94
Series 2434, Class ZA, 6.50%, 4/15/2032	212	211
Series 2435, Class CJ, 6.50%, 4/15/2032	183	187
Series 2441, Class GF, 6.50%, 4/15/2032	33	34
Series 2434, Class TC, 7.00%, 4/15/2032	163	167
Series 2436, Class MC, 7.00%, 4/15/2032	39	39
Series 2455, Class GK, 6.50%, 5/15/2032	102	104
Series 2450, Class GZ, 7.00%, 5/15/2032	106	109
Series 2458, Class ZM, 6.50%, 6/15/2032	62	61
Series 2466, Class DH, 6.50%, 6/15/2032	36	37
Series 2466, Class PH, 6.50%, 6/15/2032	127	130
Series 2474, Class NR, 6.50%, 7/15/2032	115	117
Series 2484, Class LZ, 6.50%, 7/15/2032	149	153
Series 3393, Class JO, PO, 9/15/2032	355	298
Series 2500, Class MC, 6.00%, 9/15/2032	144	145
Series 2835, Class QO, PO, 12/15/2032	17	15
Series 2571, Class SY, IF, 5.55%, 12/15/2032 (d)	80	79
Series 2543, Class YX, 6.00%, 12/15/2032	295	300
Series 2544, Class HC, 6.00%, 12/15/2032	118	120
Series 2571, Class FY, 6.19%, 12/15/2032 (d)	135	136
Series 2552, Class ME, 6.00%, 1/15/2033	185	187
Series 2567, Class QD, 6.00%, 2/15/2033	160	163
Series 2575, Class ME, 6.00%, 2/15/2033	726	737
Series 2596, Class QG, 6.00%, 3/15/2033	105	107
Series 2586, Class WI, IO, 6.50%, 3/15/2033	65	10
Series 2631, Class SA, IF, 4.88%, 6/15/2033 (d)	235	242
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (d)	100	96
Series 2642, Class SL, IF, 4.08%, 7/15/2033 (d)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	1,062	1,051
Series 4238, Class WY, 3.00%, 8/15/2033	1,869	1,751
Series 2671, Class S, IF, 4.79%, 9/15/2033 (d)	64	65
Series 2733, Class SB, IF, 3.12%, 10/15/2033 (d)	1,764	1,635
Series 2780, Class SY, IF, 4.54%, 11/15/2033 (d)	36	38
Series 2722, Class PF, 6.04%, 12/15/2033 (d)	615	614
Series 3920, Class LP, 5.00%, 1/15/2034	864	857
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 2802, Class OH, 6.00%, 5/15/2034	177	178
Series 3611, PO, 7/15/2034	374	318
Series 3305, Class MG, IF, 7.66%, 7/15/2034 (d)	145	149
Series 2990, Class GO, PO, 2/15/2035	119	100
Series 2929, Class MS, IF, 4.23%, 2/15/2035 (d)	149	134
Series 3077, Class TO, PO, 4/15/2035	32	32
Series 2968, Class EH, 6.00%, 4/15/2035	3,784	3,822
Series 2981, Class FA, 5.84%, 5/15/2035 (d)	167	165
Series 2990, Class WP, IF, 3.00%, 6/15/2035 (d)	3	3
Series 2988, Class AF, 5.74%, 6/15/2035 (d)	304	298
Series 3014, Class OD, PO, 8/15/2035	28	24
Series 3085, Class WF, 6.24%, 8/15/2035 (d)	178	179

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3029, Class SO, PO, 9/15/2035	96	85
Series 3064, Class SG, IF, 1.87%, 11/15/2035 (d)	118	111
Series 3102, Class HS, IF, 4.63%, 1/15/2036 (d)	15	15
Series 3101, Class UZ, 6.00%, 1/15/2036	437	446
Series 3117, Class AO, PO, 2/15/2036	162	145
Series 3117, Class EO, PO, 2/15/2036	90	76
Series 3117, Class OG, PO, 2/15/2036	52	44
Series 3117, Class OK, PO, 2/15/2036	82	68
Series 3122, Class OH, PO, 3/15/2036	100	85
Series 3122, Class OP, PO, 3/15/2036	93	83
Series 3134, PO, 3/15/2036	24	19
Series 3122, Class ZB, 6.00%, 3/15/2036	29	30
Series 3138, PO, 4/15/2036	124	103
Series 3147, PO, 4/15/2036	190	170
Series 3607, Class AO, PO, 4/15/2036	234	192
Series 3607, Class BO, PO, 4/15/2036	429	360
Series 3137, Class XP, 6.00%, 4/15/2036	308	316
Series 3219, Class DI, IO, 6.00%, 4/15/2036	224	40
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,278	2,322
Series 3149, Class SO, PO, 5/15/2036	76	61
Series 3151, PO, 5/15/2036	149	120
Series 3153, Class EO, PO, 5/15/2036	179	150
Series 3233, Class OP, PO, 5/15/2036	32	27
Series 3171, Class MO, PO, 6/15/2036	230	203
Series 3523, Class SD, IF, 4.71%, 6/15/2036 (d)	81	75
Series 3164, Class MG, 6.00%, 6/15/2036	61	63
Series 3179, Class OA, PO, 7/15/2036	82	68
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (d)	40	4
Series 3181, Class AZ, 6.50%, 7/15/2036	251	258
Series 3195, Class PD, 6.50%, 7/15/2036	194	198
Series 3200, PO, 8/15/2036	140	114
Series 3202, Class HI, IF, IO, 1.21%, 8/15/2036 (d)	1,806	134
Series 3200, Class AY, 5.50%, 8/15/2036	549	556
Series 3645, Class KZ, 5.50%, 8/15/2036	196	198
Series 3213, Class OA, PO, 9/15/2036	74	63
Series 3218, Class AO, PO, 9/15/2036	64	50
Series 3225, Class EO, PO, 10/15/2036	149	115
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (d)	240	16
Series 3704, Class DT, 7.50%, 11/15/2036	1,870	1,957
Series 3256, PO, 12/15/2036	81	65
Series 3704, Class CT, 7.00%, 12/15/2036	4,257	4,416
Series 3704, Class ET, 7.50%, 12/15/2036	1,573	1,682
Series 3261, Class OA, PO, 1/15/2037	80	65
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (d)	130	9
Series 3274, Class JO, PO, 2/15/2037	24	21
Series 3510, Class OD, PO, 2/15/2037	194	162
Series 3275, Class FL, 5.88%, 2/15/2037 (d)	123	121
Series 3274, Class B, 6.00%, 2/15/2037	191	193

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3286, PO, 3/15/2037	9	8
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (d)	277	16
Series 3443, Class SY, IF, 3.60%, 3/15/2037 (d)	74	76
Series 3373, Class TO, PO, 4/15/2037	88	72
Series 3302, Class UT, 6.00%, 4/15/2037	219	225
Series 3316, PO, 5/15/2037	151	121
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	836	667
Series 3315, Class HZ, 6.00%, 5/15/2037	165	169
Series 3326, Class JO, PO, 6/15/2037	14	12
Series 3331, PO, 6/15/2037	81	67
Series 3607, Class OP, PO, 7/15/2037	795	644
Series 4032, Class TO, PO, 7/15/2037	1,110	894
Series 3344, Class SL, IF, IO, 1.16%, 7/15/2037 (d)	147	11
Series 4048, Class FJ, 5.84%, 7/15/2037 (d)	1,961	1,923
Series 3365, PO, 9/15/2037	124	100
Series 3371, Class FA, 6.04%, 9/15/2037 (d)	63	62
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (d)	1,054	62
Series 3383, Class SA, IF, IO, 1.01%, 11/15/2037 (d)	615	47
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (d)	1,114	66
Series 3422, Class SE, IF, 3.85%, 2/15/2038 (d)	50	49
Series 3423, Class PB, 5.50%, 3/15/2038	973	989
Series 3424, Class PI, IF, IO, 1.36%, 4/15/2038 (d)	538	46
Series 3453, Class B, 5.50%, 5/15/2038	77	77
Series 3455, Class SE, IF, IO, 0.76%, 6/15/2038 (d)	553	48
Series 3461, Class LZ, 6.00%, 6/15/2038	55	56
Series 3461, Class Z, 6.00%, 6/15/2038	1,265	1,284
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (d)	691	46
Series 3895, Class WA, 5.65%, 10/15/2038 (d)	279	282
Series 3501, Class CB, 5.50%, 1/15/2039	613	618
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (d)	311	18
Series 3546, Class A, 5.73%, 2/15/2039 (d)	197	198
Series 3531, Class SM, IF, IO, 0.66%, 5/15/2039 (d)	48	2
Series 3531, Class SA, IF, IO, 0.86%, 5/15/2039 (d)	445	8
Series 3549, Class FA, 6.64%, 7/15/2039 (d)	51	51
Series 3607, Class TO, PO, 10/15/2039	416	336
Series 3608, Class SC, IF, IO, 0.81%, 12/15/2039 (d)	254	17
Series 3621, Class BO, PO, 1/15/2040	359	299
Series 3802, Class LS, IF, IO, 0.13%, 1/15/2040 (d)	1,901	118
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (d)	1,024	970
Series 3740, Class SB, IF, IO, 0.56%, 10/15/2040 (d)	859	51
Series 3740, Class SC, IF, IO, 0.56%, 10/15/2040 (d)	861	67
Series 3779, Class GZ, 4.50%, 12/15/2040	6,364	5,797
Series 3779, Class Z, 4.50%, 12/15/2040	16,165	15,319
Series 3860, Class PZ, 5.00%, 5/15/2041	9,863	9,633
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (d)	603	561
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (d)	1,598	1,569
Series 4048, Class FB, 5.84%, 10/15/2041 (d)	1,475	1,463

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3957, Class B, 4.00%, 11/15/2041	1,026	972
Series 3966, Class NA, 4.00%, 12/15/2041	961	910
Series 4012, Class FN, 5.94%, 3/15/2042 (d)	2,881	2,838
Series 4077, Class FB, 5.94%, 7/15/2042 (d)	1,218	1,192
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,526
Series 4257, Class DZ, 2.50%, 10/15/2043	6,378	5,183
Series 3688, Class GT, 7.54%, 11/15/2046 (d)	2,018	2,114
Series 4809, Class ZM, 4.00%, 7/15/2048	22,299	20,116
Series 4837, Class ZB, 4.00%, 10/15/2048	7,456	6,820
Series 5008, Class LB, 1.50%, 8/25/2050	20,583	15,884
Series 5190, Class PH, 2.50%, 2/25/2052	21,082	18,572
Series 5354, PO, 10/25/2053	9,234	6,703
FHLMC, STRIPS
Series 197, PO, 4/1/2028	120	111
Series 233, Class 11, IO, 5.00%, 9/15/2035	399	71
Series 233, Class 12, IO, 5.00%, 9/15/2035	341	52
Series 233, Class 13, IO, 5.00%, 9/15/2035	641	103
Series 239, Class S30, IF, IO, 2.26%, 8/15/2036 (d)	1,240	139
Series 262, Class 35, 3.50%, 7/15/2042	12,895	11,775
Series 264, Class F1, 5.99%, 7/15/2042 (d)	5,009	4,912
Series 270, Class F1, 5.94%, 8/15/2042 (d)	1,780	1,741
Series 299, Class 300, 3.00%, 1/15/2043	937	833
Series 310, PO, 9/15/2043	3,058	2,239
Series 406, PO, 10/25/2053	62,674	49,603
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (d)	293	272
Series T-48, Class 1A, 4.42%, 7/25/2033 (d)	863	805
Series T-76, Class 2A, 2.31%, 10/25/2037 (d)	4,899	4,116
Series T-42, Class A5, 7.50%, 2/25/2042	1,208	1,205
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	260	268
Series T-54, Class 2A, 6.50%, 2/25/2043	1,435	1,434
Series T-54, Class 3A, 7.00%, 2/25/2043	459	473
Series T-56, Class A5, 5.23%, 5/25/2043	2,995	2,849
Series T-57, Class 1AP, PO, 7/25/2043	99	77
Series T-57, Class 1A3, 7.50%, 7/25/2043	282	294
Series T-58, Class A, PO, 9/25/2043	108	77
Series T-58, Class 4A, 7.50%, 9/25/2043	1,549	1,562
Series T-59, Class 1AP, PO, 10/25/2043	120	59
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,466	1,461
Series T-62, Class 1A1, 6.31%, 10/25/2044 (d)	1,630	1,475
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	435	207
Series 2007-FA4, Class 1A2, IF, IO, 0.21%, 8/25/2037 (d)	4,620	264
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	935	958
Series 2003-W8, Class 3F1, 5.84%, 5/25/2042 (d)	128	127
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	257	253
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	426	436

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,512	1,461
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	528	527
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	571	573
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	149	152
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	131	132
Series 2004-W15, Class 2AF, 5.69%, 8/25/2044 (d)	449	444
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (d)	3,599	3,563
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	193	194
Series 2006-W2, Class 2A, 4.39%, 11/25/2045 (d)	519	518
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (d)	1,611	1,590
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,945	80,496
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (d)	255	256
Series 2001-T3, Class A1, 7.50%, 11/25/2040	439	441
Series 2002-T4, Class A1, 6.50%, 12/25/2041	5,104	5,154
Series 2002-T16, Class A2, 7.00%, 7/25/2042	570	585
Series 2004-T2, Class 2A, 4.71%, 7/25/2043 (d)	339	336
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	775	783
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	87	87
Series 2004-T3, Class PT1, 9.31%, 1/25/2044 (d)	110	113
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,480	1,480
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	614	625
FNMA, REMIC
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 2004-65, Class EY, 5.50%, 8/25/2024	—	—
Series 2004-81, Class JG, 5.00%, 11/25/2024	1	1
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 2005-67, Class EY, 5.50%, 8/25/2025	73	72
Series 2005-121, Class DX, 5.50%, 1/25/2026	17	17
Series 2006-94, Class GK, IF, 6.06%, 10/25/2026 (d)	17	18
Series 1996-48, Class Z, 7.00%, 11/25/2026	9	9
Series 1997-27, Class J, 7.50%, 4/18/2027	8	8
Series 1997-29, Class J, 7.50%, 4/20/2027	13	13
Series 1997-32, Class PG, 6.50%, 4/25/2027	10	10
Series 1997-39, Class PD, 7.50%, 5/20/2027	38	38
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	12	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	15	15
Series 2008-55, Class S, IF, IO, 2.16%, 7/25/2028 (d)	418	17
Series 2009-11, Class NB, 5.00%, 3/25/2029	102	101
Series 1999-18, Class Z, 5.50%, 4/18/2029	12	12
Series 1999-17, Class C, 6.35%, 4/25/2029	11	11
Series 1999-62, Class PB, 7.50%, 12/18/2029	14	14
Series 2000-2, Class ZE, 7.50%, 2/25/2030	83	85
Series 2000-20, Class SA, IF, IO, 3.66%, 7/25/2030 (d)	6	—
Series 2000-52, IO, 8.50%, 1/25/2031	7	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	6	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,456	2,356
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	93	12
Series 2001-30, Class PM, 7.00%, 7/25/2031	47	48
Series 2001-36, Class DE, 7.00%, 8/25/2031	95	97
Series 2001-60, Class QS, IF, 5.47%, 9/25/2031 (d)	62	65
Series 2001-49, Class Z, 6.50%, 9/25/2031	28	28
Series 2001-44, Class MY, 7.00%, 9/25/2031	127	130
Series 2001-44, Class PD, 7.00%, 9/25/2031	21	21
Series 2001-44, Class PU, 7.00%, 9/25/2031	19	20
Series 2001-52, Class KB, 6.50%, 10/25/2031	19	19
Series 2003-52, Class SX, IF, 6.64%, 10/25/2031 (d)	39	42
Series 2004-74, Class SW, IF, 4.62%, 11/25/2031 (d)	52	54
Series 2001-60, Class PX, 6.00%, 11/25/2031	155	156
Series 2001-61, Class Z, 7.00%, 11/25/2031	182	186
Series 2001-72, Class SX, IF, 4.80%, 12/25/2031 (d)	3	3
Series 2001-81, Class LO, PO, 1/25/2032	4	4
Series 2002-1, Class SA, IF, 7.51%, 2/25/2032 (d)	14	15
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (d)	110	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (d)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	4
Series 2002-15, Class ZA, 6.00%, 4/25/2032	427	426
Series 2002-21, Class PE, 6.50%, 4/25/2032	70	71
Series 2002-28, Class PK, 6.50%, 5/25/2032	145	148
Series 2002-37, Class Z, 6.50%, 6/25/2032	68	69
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	218	18
Series 2002-48, Class GH, 6.50%, 8/25/2032	172	176
Series 2004-61, Class SH, IF, 2.25%, 11/25/2032 (d)	20	21
Series 2002-71, Class AP, 5.00%, 11/25/2032	26	26
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,268	1,294
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (d)	55	57
Series 2004-59, Class BG, PO, 12/25/2032	34	29
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (d)	28	28
Series 2002-78, Class Z, 5.50%, 12/25/2032	391	383
Series 2003-9, Class NZ, 6.50%, 2/25/2033	72	73
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	34	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	676	647
Series 2003-35, Class EA, PO, 5/25/2033	23	20
Series 2003-42, Class GB, 4.00%, 5/25/2033	55	51
Series 2003-34, Class AX, 6.00%, 5/25/2033	112	113
Series 2003-34, Class ED, 6.00%, 5/25/2033	489	496
Series 2003-34, Class GE, 6.00%, 5/25/2033	284	288
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	29	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	270	44
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	520	40
Series 2003-47, Class PE, 5.75%, 6/25/2033	239	240
Series 2003-64, Class SX, IF, 0.14%, 7/25/2033 (d)	75	69
Series 2003-132, Class OA, PO, 8/25/2033	3	3
Series 2003-71, Class DS, IF, 0.21%, 8/25/2033 (d)	380	336

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-74, Class SH, IF, 0.38%, 8/25/2033 (d)	55	51
Series 2005-56, Class TP, IF, 1.84%, 8/25/2033 (d)	27	26
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	757	102
Series 2003-73, Class HC, 5.50%, 8/25/2033	312	314
Series 2003-91, Class SD, IF, 3.44%, 9/25/2033 (d)	48	46
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,544	5,199
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,429	2,442
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (d)	345	24
Series 2006-44, Class P, PO, 12/25/2033	317	264
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,990	2,013
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (d)	5	5
Series 2004-87, Class F, 6.19%, 1/25/2034 (d)	410	411
Series 2004-46, Class EP, PO, 3/25/2034	130	125
Series 2004-28, Class PF, 5.84%, 3/25/2034 (d)	119	119
Series 2004-25, Class SA, IF, 4.57%, 4/25/2034 (d)	111	113
Series 2004-17, Class H, 5.50%, 4/25/2034	774	765
Series 2004-46, Class SK, IF, 1.54%, 5/25/2034 (d)	28	27
Series 2004-46, Class QB, IF, 2.25%, 5/25/2034 (d)	67	70
Series 2004-36, Class SA, IF, 4.57%, 5/25/2034 (d)	290	306
Series 2004-36, Class FA, 5.84%, 5/25/2034 (d)	679	675
Series 2004-51, Class SY, IF, 3.36%, 7/25/2034 (d)	47	44
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,424	1,433
Series 2005-25, Class PF, 5.79%, 4/25/2035 (d)	355	350
Series 2005-42, Class PS, IF, 3.40%, 5/25/2035 (d)	10	10
Series 2005-74, Class CP, IF, 4.81%, 5/25/2035 (d)	16	16
Series 2005-74, Class CS, IF, 5.06%, 5/25/2035 (d)	69	69
Series 2005-74, Class SK, IF, 5.17%, 5/25/2035 (d)	47	48
Series 2005-59, Class SU, IF, 22.16%, 6/25/2035 (d)	104	93
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (d)	219	16
Series 2005-66, Class SG, IF, 3.78%, 7/25/2035 (d)	105	102
Series 2005-73, Class PS, IF, 3.10%, 8/25/2035 (d)	101	102
Series 2005-72, Class SB, IF, 3.28%, 8/25/2035 (d)	63	65
Series 2005-68, Class PG, 5.50%, 8/25/2035	270	270
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,659	2,602
Series 2005-90, PO, 9/25/2035	9	9
Series 2005-75, Class SV, IF, 2.45%, 9/25/2035 (d)	19	18
Series 2010-39, Class OT, PO, 10/25/2035	76	63
Series 2005-90, Class ES, IF, 3.28%, 10/25/2035 (d)	105	106
Series 2005-84, Class XM, 5.75%, 10/25/2035	190	190
Series 2005-106, Class US, IF, 4.63%, 11/25/2035 (d)	370	380
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,707	1,724
Series 2005-109, Class PC, 6.00%, 12/25/2035	27	27
Series 2006-16, Class OA, PO, 3/25/2036	50	42
Series 2006-8, Class WQ, PO, 3/25/2036	663	525
Series 2006-8, Class WN, IF, IO, 1.26%, 3/25/2036 (d)	2,462	196
Series 2006-11, Class PS, IF, 4.63%, 3/25/2036 (d)	67	75
Series 2006-12, Class BZ, 5.50%, 3/25/2036	696	700
Series 2006-16, Class HZ, 5.50%, 3/25/2036	149	151

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-8, Class JZ, 5.50%, 3/25/2036	841	847
Series 2006-22, Class AO, PO, 4/25/2036	196	167
Series 2006-23, Class KO, PO, 4/25/2036	53	47
Series 2006-27, Class OH, PO, 4/25/2036	94	80
Series 2006-23, Class FK, 5.69%, 4/25/2036 (d)	404	397
Series 2006-33, Class LS, IF, 5.68%, 5/25/2036 (d)	64	70
Series 2006-43, PO, 6/25/2036	56	48
Series 2006-43, Class DO, PO, 6/25/2036	178	149
Series 2006-44, Class GO, PO, 6/25/2036	112	94
Series 2006-50, Class JO, PO, 6/25/2036	373	309
Series 2006-50, Class PS, PO, 6/25/2036	470	405
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (d)	467	38
Series 2006-46, Class SW, IF, 4.26%, 6/25/2036 (d)	18	19
Series 2006-46, Class FW, 5.84%, 6/25/2036 (d)	113	111
Series 2006-58, PO, 7/25/2036	68	56
Series 2006-58, Class AP, PO, 7/25/2036	37	31
Series 2006-65, Class QO, PO, 7/25/2036	128	104
Series 2006-58, Class IG, IF, IO, 1.08%, 7/25/2036 (d)	127	7
Series 2006-56, Class FC, 5.73%, 7/25/2036 (d)	988	979
Series 2006-58, Class FL, 5.90%, 7/25/2036 (d)	109	108
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,409	1,434
Series 2006-63, Class ZH, 6.50%, 7/25/2036	677	705
Series 2011-19, Class ZY, 6.50%, 7/25/2036	898	934
Series 2006-60, Class AK, IF, 7.05%, 7/25/2036 (d)	71	70
Series 2006-62, Class PS, IF, 7.27%, 7/25/2036 (d)	47	59
Series 2006-72, Class GO, PO, 8/25/2036	215	179
Series 2006-72, Class TO, PO, 8/25/2036	37	31
Series 2006-79, Class DO, PO, 8/25/2036	94	77
Series 2006-79, Class OP, PO, 8/25/2036	135	107
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (d)	810	82
Series 2006-79, Class DF, 5.79%, 8/25/2036 (d)	396	392
Series 2006-77, Class PC, 6.50%, 8/25/2036	260	262
Series 2006-78, Class BZ, 6.50%, 8/25/2036	81	84
Series 2006-86, Class OB, PO, 9/25/2036	126	102
Series 2006-90, Class AO, PO, 9/25/2036	79	69
Series 2008-42, Class AO, PO, 9/25/2036	54	45
Series 2006-85, Class MZ, 6.50%, 9/25/2036	28	29
Series 2006-95, Class SG, IF, 4.45%, 10/25/2036 (d)	70	77
Series 2009-19, Class PW, 4.50%, 10/25/2036	579	564
Series 2006-109, PO, 11/25/2036	40	33
Series 2006-110, PO, 11/25/2036	188	156
Series 2006-111, Class EO, PO, 11/25/2036	104	86
Series 2006-115, Class OK, PO, 12/25/2036	107	83
Series 2006-119, PO, 12/25/2036	60	53
Series 2006-117, Class GS, IF, IO, 1.21%, 12/25/2036 (d)	464	22
Series 2006-115, Class ES, IF, 4.81%, 12/25/2036 (d)	10	11
Series 2006-118, Class A1, 5.50%, 12/25/2036 (d)	216	210
Series 2006-118, Class A2, 5.50%, 12/25/2036 (d)	952	927

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-128, PO, 1/25/2037	115	94
Series 2009-70, Class CO, PO, 1/25/2037	333	277
Series 2006-128, Class BP, 5.50%, 1/25/2037	28	28
Series 2007-10, Class FD, 5.69%, 2/25/2037 (d)	166	163
Series 2007-1, Class SD, IF, 6.37%, 2/25/2037 (d)	73	105
Series 2007-14, Class OP, PO, 3/25/2037	100	84
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (d)	15	—
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (d)	808	61
Series 2009-63, Class P, 5.00%, 3/25/2037	13	12
Series 2007-77, Class FG, 5.94%, 3/25/2037 (d)	217	215
Series 2007-18, Class MZ, 6.00%, 3/25/2037	224	229
Series 2007-16, Class FC, 6.19%, 3/25/2037 (d)	141	140
Series 2007-28, Class EO, PO, 4/25/2037	275	226
Series 2007-35, Class SI, IF, IO, 0.66%, 4/25/2037 (d)	259	8
Series 2007-29, Class SG, IF, 4.54%, 4/25/2037 (d)	159	165
Series 2007-42, Class AO, PO, 5/25/2037	14	12
Series 2007-43, Class FL, 5.74%, 5/25/2037 (d)	153	150
Series 2007-42, Class B, 6.00%, 5/25/2037	447	450
Series 2007-92, Class YS, IF, IO, 0.34%, 6/25/2037 (d)	134	7
Series 2007-53, Class SH, IF, IO, 0.66%, 6/25/2037 (d)	546	34
Series 2007-54, Class WI, IF, IO, 0.66%, 6/25/2037 (d)	152	10
Series 2007-98, Class FB, 5.89%, 6/25/2037 (d)	85	85
Series 2007-92, Class YA, 6.50%, 6/25/2037	80	82
Series 2007-67, PO, 7/25/2037	214	181
Series 2007-72, Class EK, IF, IO, 0.96%, 7/25/2037 (d)	1,467	119
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (d)	491	41
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (d)	2,227	253
Series 2007-62, Class SE, IF, 2.90%, 7/25/2037 (d)	109	105
Series 2007-70, Class Z, 5.50%, 7/25/2037	530	537
Series 2007-97, Class FC, 5.94%, 7/25/2037 (d)	130	128
Series 2007-79, Class SB, IF, 4.08%, 8/25/2037 (d)	169	187
Series 2007-76, Class AZ, 5.50%, 8/25/2037	149	145
Series 2007-76, Class ZG, 6.00%, 8/25/2037	148	149
Series 2007-78, Class CB, 6.00%, 8/25/2037	54	55
Series 2007-78, Class PE, 6.00%, 8/25/2037	105	106
Series 2007-81, Class GE, 6.00%, 8/25/2037	216	221
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (d)	766	62
Series 2007-85, Class SL, IF, 2.55%, 9/25/2037 (d)	43	42
Series 2009-86, Class OT, PO, 10/25/2037	1,936	1,573
Series 2007-100, Class SM, IF, IO, 1.01%, 10/25/2037 (d)	531	39
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (d)	837	63
Series 2007-108, Class SA, IF, IO, 0.92%, 12/25/2037 (d)	26	1
Series 2007-109, Class AI, IF, IO, 0.96%, 12/25/2037 (d)	685	39
Series 2007-112, Class SA, IF, IO, 1.01%, 12/25/2037 (d)	779	73
Series 2007-112, Class MJ, 6.50%, 12/25/2037	584	596
Series 2007-116, Class HI, IO, 0.46%, 1/25/2038 (d)	1,128	55
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (d)	622	40
Series 2008-4, Class SD, IF, IO, 0.56%, 2/25/2038 (d)	1,682	106

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (d)	197	12
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (d)	240	16
Series 2008-20, Class SA, IF, IO, 1.55%, 3/25/2038 (d)	274	22
Series 2008-18, Class SP, IF, 3.12%, 3/25/2038 (d)	114	100
Series 2008-18, Class FA, 6.34%, 3/25/2038 (d)	141	141
Series 2008-32, Class SA, IF, IO, 1.41%, 4/25/2038 (d)	114	8
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (d)	242	23
Series 2008-28, Class QS, IF, 4.39%, 4/25/2038 (d)	98	100
Series 2008-44, PO, 5/25/2038	10	8
Series 2008-46, Class HI, IO, 1.40%, 6/25/2038 (d)	212	12
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (d)	157	13
Series 2008-56, Class AC, 5.00%, 7/25/2038	127	123
Series 2008-60, Class JC, 5.00%, 7/25/2038	178	176
Series 2011-47, Class ZA, 5.50%, 7/25/2038	613	609
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (d)	559	35
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (d)	614	28
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (d)	383	29
Series 2009-4, Class BD, 4.50%, 2/25/2039	7	6
Series 2009-17, Class QS, IF, IO, 1.21%, 3/25/2039 (d)	126	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	273	46
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,095	1,085
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,333	1,360
Series 2009-65, Class MT, 5.00%, 9/25/2039	277	274
Series 2009-69, Class WA, 6.00%, 9/25/2039 (d)	380	379
Series 2009-84, Class WS, IF, IO, 0.46%, 10/25/2039 (d)	163	9
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	676	121
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (d)	198	12
Series 2009-99, Class WA, 6.33%, 12/25/2039 (d)	891	896
Series 2009-103, Class MB, 6.42%, 12/25/2039 (d)	524	523
Series 2009-113, Class AO, PO, 1/25/2040	163	132
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (d)	477	36
Series 2010-1, Class WA, 6.26%, 2/25/2040 (d)	173	173
Series 2010-49, Class SC, IF, 1.78%, 3/25/2040 (d)	709	622
Series 2010-16, Class WB, 6.14%, 3/25/2040 (d)	780	781
Series 2010-16, Class WA, 6.44%, 3/25/2040 (d)	653	656
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (d)	340	19
Series 2010-40, Class FJ, 6.04%, 4/25/2040 (d)	71	71
Series 2010-35, Class SJ, IF, 15.44%, 4/25/2040 (d)	437	419
Series 2010-42, Class S, IF, IO, 0.96%, 5/25/2040 (d)	207	13
Series 2010-43, Class FD, 6.04%, 5/25/2040 (d)	197	196
Series 2010-63, Class AP, PO, 6/25/2040	260	216
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,270	1,252
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,667	2,662
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,003	1,015
Series 2010-102, Class PN, 5.00%, 9/25/2040	880	871
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,343	3,393
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (d)	1,232	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (d)	2,517	288
Series 2011-30, Class LS, IO, 0.44%, 4/25/2041 (d)	1,678	70
Series 2011-149, Class EF, 5.94%, 7/25/2041 (d)	121	120
Series 2011-75, Class FA, 5.99%, 8/25/2041 (d)	247	246
Series 2011-149, Class MF, 5.94%, 11/25/2041 (d)	508	504
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,845	2,943
Series 2011-118, Class MT, 7.00%, 11/25/2041	3,594	3,697
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,954	3,052
Series 2012-99, Class FA, 5.89%, 9/25/2042 (d)	923	900
Series 2012-101, Class FC, 5.94%, 9/25/2042 (d)	532	520
Series 2012-97, Class FB, 5.94%, 9/25/2042 (d)	1,736	1,700
Series 2012-108, Class F, 5.94%, 10/25/2042 (d)	1,421	1,392
Series 2012-120, Class ZB, 3.50%, 11/25/2042	5,155	4,678
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,834	1,755
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,073	978
Series 2013-92, PO, 9/25/2043	3,749	2,754
Series 2013-101, Class DO, PO, 10/25/2043	3,285	2,392
Series 2013-128, PO, 12/25/2043	5,813	4,284
Series 2013-135, PO, 1/25/2044	2,041	1,475
Series 2014-29, Class PS, IF, IO, 0.61%, 5/25/2044 (d)	1,900	157
Series 2018-42, Class B, 3.00%, 6/25/2048	33,287	28,591
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,342	1,197
Series 2018-94, Class DZ, 4.00%, 1/25/2049	10,639	9,571
Series 2010-103, Class SB, IF, IO, 0.66%, 11/25/2049 (d)	329	23
Series 2020-90, Class PE, 2.00%, 12/25/2050	11,658	9,060
Series 2011-2, Class WA, 5.83%, 2/25/2051 (d)	270	273
Series 2011-58, Class WA, 5.50%, 7/25/2051 (d)	159	153
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,691	1,695
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	111	109
Series 2007-W5, PO, 6/25/2037	94	73
Series 2007-W7, Class 1A4, IF, 6.55%, 7/25/2037 (d)	63	72
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	9,541	9,297
Series 2003-W4, Class 2A, 5.35%, 10/25/2042 (d)	66	64
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (d)	467	454
Series 2003-W1, Class 2A, 5.27%, 12/25/2042 (d)	134	131
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	390	395
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	666	673
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	385	389
Series 2007-W10, Class 2A, 6.26%, 8/25/2047 (d)	45	46
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,258	1,272
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.84%, 6/27/2036 (d)	1,555	1,557
Series 2007-54, Class FA, 5.84%, 6/25/2037 (d)	765	752
Series 2007-64, Class FB, 5.81%, 7/25/2037 (d)	252	250
Series 2007-106, Class A7, 6.02%, 10/25/2037 (d)	169	173
Series 2002-90, Class A1, 6.50%, 6/25/2042	268	271

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	26	22
Series 345, Class 6, IO, 5.00%, 12/25/2033 (d)	38	5
Series 365, Class 8, IO, 5.50%, 5/25/2036	150	30
Series 374, Class 5, IO, 5.50%, 8/25/2036	102	17
Series 393, Class 6, IO, 5.50%, 4/25/2037	40	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	103	20
Series 412, Class F2, 5.94%, 8/25/2042 (d)	1,878	1,845
Series 411, Class F1, 5.99%, 8/25/2042 (d)	4,177	3,986
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.70%, 11/25/2046 (d)	2,822	2,794
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.14%, 6/19/2035 (d)	218	199
GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (d)	48	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	235	234
Series 2003-58, Class BE, 6.50%, 1/20/2033	317	316
Series 2003-12, Class SP, IF, IO, 2.27%, 2/20/2033 (d)	76	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	677	675
Series 2003-46, Class MG, 6.50%, 5/20/2033	246	245
Series 2003-52, Class AP, PO, 6/16/2033	116	109
Series 2003-75, Class ZX, 6.00%, 9/16/2033	370	371
Series 2010-41, Class WA, 5.82%, 10/20/2033 (d)	433	434
Series 2003-97, Class SA, IF, IO, 1.12%, 11/16/2033 (d)	173	1
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (d)	270	3
Series 2004-28, Class S, IF, 4.72%, 4/16/2034 (d)	123	127
Series 2005-7, Class JM, IF, 4.76%, 5/18/2034 (d)	3	3
Series 2004-46, PO, 6/20/2034	224	208
Series 2004-49, Class Z, 6.00%, 6/20/2034	921	928
Series 2010-103, Class WA, 5.67%, 8/20/2034 (d)	245	245
Series 2004-73, Class JL, IF, IO, 1.12%, 9/16/2034 (d)	950	65
Series 2004-71, Class SB, IF, 2.78%, 9/20/2034 (d)	96	98
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (d)	96	95
Series 2004-89, Class LS, IF, 4.46%, 10/16/2034 (d)	70	72
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (d)	1,318	57
Series 2004-96, Class SC, IF, IO, 0.65%, 11/20/2034 (d)	821	—
Series 2005-3, Class SK, IF, IO, 1.32%, 1/20/2035 (d)	881	53
Series 2005-68, Class DP, IF, 3.34%, 6/17/2035 (d)	215	215
Series 2008-79, Class CS, IF, 1.37%, 6/20/2035 (d)	446	419
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	88	11
Series 2005-66, Class SP, IF, 2.72%, 8/16/2035 (d)	54	51
Series 2010-14, Class CO, PO, 8/20/2035	523	454
Series 2005-65, Class SA, IF, 2.14%, 8/20/2035 (d)	27	24
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (d)	1,848	132
Series 2005-72, Class AZ, 5.50%, 9/20/2035	399	398
Series 2005-82, PO, 10/20/2035	129	110
Series 2010-14, Class BO, PO, 11/20/2035	182	150
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	186	20
Series 2006-16, Class OP, PO, 3/20/2036	154	134
Series 2006-22, Class AO, PO, 5/20/2036	222	203

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-34, PO, 7/20/2036	29	27
Series 2006-33, Class Z, 6.50%, 7/20/2036	967	988
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,222	1,218
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (d)	298	15
Series 2006-57, Class PZ, 5.56%, 10/20/2036	529	526
Series 2006-65, Class SA, IF, IO, 1.37%, 11/20/2036 (d)	472	—
Series 2011-22, Class WA, 5.86%, 2/20/2037 (d)	179	181
Series 2007-57, PO, 3/20/2037	59	59
Series 2007-9, Class CI, IF, IO, 0.77%, 3/20/2037 (d)	591	26
Series 2007-17, Class JO, PO, 4/16/2037	312	261
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (d)	804	58
Series 2007-19, Class SD, IF, IO, 0.77%, 4/20/2037 (d)	285	5
Series 2010-129, Class AW, 5.87%, 4/20/2037 (d)	303	305
Series 2007-25, Class FN, 5.73%, 5/16/2037 (d)	256	252
Series 2007-28, Class BO, PO, 5/20/2037	43	38
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (d)	524	15
Series 2007-27, Class SD, IF, IO, 0.77%, 5/20/2037 (d)	576	15
Series 2007-35, PO, 6/16/2037	804	698
Series 2007-36, Class HO, PO, 6/16/2037	78	73
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (d)	336	7
Series 2007-36, Class SJ, IF, IO, 0.82%, 6/20/2037 (d)	432	7
Series 2007-45, Class QA, IF, IO, 1.21%, 7/20/2037 (d)	660	31
Series 2007-40, Class SN, IF, IO, 1.25%, 7/20/2037 (d)	623	18
Series 2007-40, Class SD, IF, IO, 1.32%, 7/20/2037 (d)	461	20
Series 2007-53, Class ES, IF, IO, 1.12%, 9/20/2037 (d)	482	14
Series 2007-53, Class SW, IF, 3.90%, 9/20/2037 (d)	108	109
Series 2008-7, Class SP, IF, 2.53%, 10/20/2037 (d)	78	74
Series 2009-79, Class OK, PO, 11/16/2037	807	680
Series 2007-74, Class SL, IF, IO, 1.11%, 11/16/2037 (d)	563	6
Series 2007-73, Class MI, IF, IO, 0.57%, 11/20/2037 (d)	530	8
Series 2007-76, Class SB, IF, IO, 1.07%, 11/20/2037 (d)	1,032	15
Series 2007-67, Class SI, IF, IO, 1.08%, 11/20/2037 (d)	558	12
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (d)	466	6
Series 2008-7, Class SK, IF, 3.65%, 11/20/2037 (d)	55	53
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (d)	686	15
Series 2008-1, PO, 1/20/2038	31	28
Series 2015-137, Class WA, 5.55%, 1/20/2038 (d)	1,728	1,729
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (d)	4,280	141
Series 2008-17, IO, 5.50%, 2/20/2038	104	—
Series 2008-33, Class XS, IF, IO, 2.27%, 4/16/2038 (d)	315	20
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (d)	691	—
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (d)	2,083	103
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (d)	171	5
Series 2008-50, Class KB, 6.00%, 6/20/2038	358	366
Series 2008-60, Class CS, IF, IO, 0.72%, 7/20/2038 (d)	595	13
Series 2008-69, Class QD, 5.75%, 7/20/2038	119	119
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (d)	201	2
Series 2012-59, Class WA, 5.57%, 8/20/2038 (d)	861	864

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-76, Class US, IF, IO, 0.47%, 9/20/2038 (d)	722	17
Series 2008-81, Class S, IF, IO, 0.77%, 9/20/2038 (d)	1,502	19
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (d)	309	11
Series 2011-97, Class WA, 6.10%, 11/20/2038 (d)	456	462
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (d)	808	34
Series 2008-96, Class SL, IF, IO, 0.57%, 12/20/2038 (d)	445	8
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (d)	1,297	33
Series 2011-163, Class WA, 5.87%, 12/20/2038 (d)	1,930	1,950
Series 2014-6, Class W, 5.32%, 1/20/2039 (d)	1,470	1,472
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (d)	292	—
Series 2009-11, Class SC, IF, IO, 0.72%, 2/16/2039 (d)	374	8
Series 2009-10, Class SA, IF, IO, 0.52%, 2/20/2039 (d)	566	23
Series 2009-6, Class SH, IF, IO, 0.61%, 2/20/2039 (d)	344	—
Series 2009-31, Class TS, IF, IO, 0.87%, 3/20/2039 (d)	282	3
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	191	17
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	436	54
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (d)	896	43
Series 2009-35, Class ZB, 5.50%, 5/16/2039	8,041	8,081
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	120	11
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	165	19
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (d)	550	16
Series 2009-42, Class SC, IF, IO, 0.65%, 6/20/2039 (d)	757	43
Series 2009-64, Class SN, IF, IO, 0.67%, 7/16/2039 (d)	650	22
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (d)	819	44
Series 2009-104, Class AB, 7.00%, 8/16/2039	38	38
Series 2009-81, Class SB, IF, IO, 0.66%, 9/20/2039 (d)	1,474	94
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,664	2,693
Series 2009-106, Class AS, IF, IO, 0.97%, 11/16/2039 (d)	1,279	90
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,546
Series 2015-91, Class W, 5.27%, 5/20/2040 (d)	1,678	1,678
Series 2013-75, Class WA, 5.11%, 6/20/2040 (d)	458	455
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	844	843
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,450	1,503
Series 2010-157, Class OP, PO, 12/20/2040	1,710	1,410
Series 2011-75, Class SM, IF, IO, 1.17%, 5/20/2041 (d)	1,012	51
Series 2013-26, Class AK, 4.69%, 9/20/2041 (d)	1,058	1,035
Series 2014-188, Class W, 4.55%, 10/20/2041 (d)	1,161	1,132
Series 2012-141, Class WA, 4.51%, 11/16/2041 (d)	1,424	1,379
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,279
Series 2012-141, Class WC, 3.72%, 1/20/2042 (d)	1,222	1,123
Series 2012-141, Class WB, 4.02%, 9/16/2042 (d)	800	741
Series 2014-41, Class W, 4.66%, 10/20/2042 (d)	1,282	1,251
Series 2013-54, Class WA, 4.90%, 11/20/2042 (d)	830	819
Series 2013-91, Class WA, 4.43%, 4/20/2043 (d)	1,095	1,019
Series 2019-78, Class SW, IF, IO, 0.67%, 6/20/2049 (d)	6,846	393
Series 2020-123, Class LB, 1.00%, 8/20/2050	11,758	9,395
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (d)	43,275	867
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,344	11,791

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (d)	156	154
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (d)	16	15
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (d)	—	—
Series 2011-H05, Class FB, 5.94%, 12/20/2060 (d)	662	661
Series 2011-H06, Class FA, 5.89%, 2/20/2061 (d)	667	666
Series 2012-H21, Class CF, 6.14%, 5/20/2061 (d)	71	71
Series 2011-H19, Class FA, 5.91%, 8/20/2061 (d)	417	416
Series 2012-H26, Class JA, 5.99%, 10/20/2061 (d)	17	17
Series 2012-H10, Class FA, 5.99%, 12/20/2061 (d)	3,708	3,704
Series 2012-H08, Class FB, 6.04%, 3/20/2062 (d)	932	932
Series 2013-H07, Class MA, 5.99%, 4/20/2062 (d)	8	8
Series 2012-H08, Class FS, 6.14%, 4/20/2062 (d)	2,676	2,679
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (d)	—	—
Series 2012-H26, Class MA, 5.99%, 7/20/2062 (d)	38	38
Series 2012-H18, Class NA, 5.96%, 8/20/2062 (d)	275	274
Series 2012-H28, Class FA, 6.02%, 9/20/2062 (d)	40	40
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (d)	22	22
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (d)	2,318	2,315
Series 2013-H02, Class HF, 5.74%, 11/20/2062 (d)	2	2
Series 2023-48, Class W, 4.00%, 12/20/2062 (d)	11,774	10,577
Series 2013-H01, Class FA, 1.65%, 1/20/2063	2	2
Series 2013-H01, Class JA, 5.76%, 1/20/2063 (d)	1,063	1,057
Series 2013-H04, Class SA, 5.86%, 2/20/2063 (d)	930	927
Series 2013-H08, Class FC, 5.89%, 2/20/2063 (d)	921	918
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (d)	1,499	1,495
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	59
Series 2013-H14, Class FG, 5.91%, 5/20/2063 (d)	327	326
Series 2013-H14, Class FC, 5.91%, 6/20/2063 (d)	292	291
Series 2014-H01, Class FD, 6.09%, 1/20/2064 (d)	1,923	1,923
Series 2014-H05, Class FA, 6.13%, 2/20/2064 (d)	7,634	7,640
Series 2014-H06, Class HB, 6.09%, 3/20/2064 (d)	712	713
Series 2024-57, Class PT, 4.50%, 4/20/2064	12,376	11,622
Series 2014-H09, Class TA, 6.04%, 4/20/2064 (d)	1,069	1,069
Series 2014-H10, Class TA, 6.04%, 4/20/2064 (d)	10,379	10,376
Series 2014-H11, Class VA, 5.94%, 6/20/2064 (d)	11,449	11,430
Series 2014-H15, Class FA, 5.94%, 7/20/2064 (d)	10,919	10,901
Series 2014-H17, Class FC, 5.94%, 7/20/2064 (d)	7,477	7,423
Series 2014-H19, Class FE, 5.91%, 9/20/2064 (d)	8,097	8,081
Series 2014-H20, Class LF, 6.04%, 10/20/2064 (d)	5,051	5,018
Series 2015-H02, Class FB, 5.94%, 12/20/2064 (d)	2,077	2,074
Series 2015-H03, Class FA, 5.94%, 12/20/2064 (d)	1,364	1,362
Series 2015-H07, Class ES, 5.91%, 2/20/2065 (d)	3,237	3,224
Series 2015-H05, Class FC, 5.92%, 2/20/2065 (d)	16,899	16,782
Series 2015-H06, Class FA, 5.92%, 2/20/2065 (d)	6,095	6,084
Series 2015-H08, Class FC, 5.92%, 3/20/2065 (d)	20,450	20,418
Series 2015-H10, Class FC, 5.92%, 4/20/2065 (d)	20,052	20,018
Series 2015-H12, Class FA, 5.92%, 5/20/2065 (d)	10,607	10,591
Series 2015-H15, Class FD, 5.88%, 6/20/2065 (d)	5,197	5,186

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H15, Class FJ, 5.88%, 6/20/2065 (d)	7,754	7,738
Series 2015-H18, Class FA, 5.89%, 6/20/2065 (d)	3,837	3,829
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (d)	9,686	9,664
Series 2015-H16, Class FL, 5.88%, 7/20/2065 (d)	13,032	13,005
Series 2015-H20, Class FA, 5.91%, 8/20/2065 (d)	8,811	8,795
Series 2015-H26, Class FG, 5.96%, 10/20/2065 (d)	2,531	2,514
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (d)	5,362	5,365
Series 2016-H07, Class FA, 6.19%, 3/20/2066 (d)	22,125	22,164
Series 2016-H07, Class FB, 6.19%, 3/20/2066 (d)	5,582	5,592
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (d)	11,943	11,913
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (d)	8,057	8,055
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (d)	37,160	1,565
Series 2017-H14, Class XI, IO, 0.46%, 6/20/2067 (d)	30,008	982
Series 2018-H09, Class FE, 5.50%, 6/20/2068 (d)	2,249	2,230
Series 2019-H20, Class ID, IO, 0.04%, 12/20/2069 (d)	17,724	1,096
Series 2020-H02, Class MI, IO, 0.03%, 1/20/2070 (d)	38,588	1,308
Series 2020-H05, IO, 0.08%, 3/20/2070 (d)	36,496	1,989
Series 2020-H09, Class IC, IO, 0.02%, 5/20/2070 (d)	42,509	2,736
Series 2020-H09, IO, 0.03%, 5/20/2070 (d)	42,781	2,014
Series 2020-H09, Class CI, IO, 0.32%, 5/20/2070 (d)	37,254	2,468
Series 2020-H11, IO, 0.04%, 6/20/2070 (d)	23,220	1,293
Series 2020-H12, Class IJ, IO, 0.02%, 7/20/2070 (d)	33,421	1,976
Series 2020-H12, Class HI, IO, 0.44%, 7/20/2070 (d)	28,103	2,296
Series 2020-H15, IO, 0.04%, 8/20/2070 (d)	42,123	2,554
Series 2021-H14, Class BF, 6.72%, 9/20/2071 (d)	8,149	8,323
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	6,082	5,840
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	12,077	11,680
Grene Energy Senio, 11.00%, 1/25/2026 ‡	1,941	1,650
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (d)	41,968	38,198
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.84%, 6/25/2034 (a) (d)	272	239
Series 2005-RP2, Class 1AF, 5.79%, 3/25/2035 (a) (d)	468	425
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (d)	2,408	1
Series 2005-RP3, Class 1AF, 5.79%, 9/25/2035 (a) (d)	3,242	2,724
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	42	38
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	178	171
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	150	149
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	85	81
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (d)	78	73
Series 2005-AR6, Class 3A1, 4.98%, 9/25/2035 (d)	24	21
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	367	347
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	93	174
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,479	648
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (d)	24,548	23,889
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.82%, 10/25/2034 (a) (d)	9,350	9,545
Impac CMB Trust Series 2005-4, Class 2A1, 6.04%, 5/25/2035 (d)	564	517
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	281	212

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.14%, 5/25/2036 (d)	395	345
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.08%, 11/25/2033 (d)	387	369
Series 2004-A3, Class 4A1, 6.55%, 7/25/2034 (d)	12	12
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (d)	123	117
Series 2006-A2, Class 4A1, 6.02%, 8/25/2034 (d)	1,266	1,255
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	17
Series 2004-A4, Class 1A1, 5.97%, 9/25/2034 (d)	53	49
Series 2005-A1, Class 3A4, 5.43%, 2/25/2035 (d)	203	190
Series 2007-A1, Class 5A1, 5.52%, 7/25/2035 (d)	142	137
Series 2007-A1, Class 5A2, 5.52%, 7/25/2035 (d)	57	55
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 6.88%, 10/25/2059 (a) (e)	5,580	5,578
Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (a) (e)	17,873	17,653
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036 (d)	305	189
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	60	53
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,893	560
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (d)	381	359
Series 2004-3, Class 4A2, 4.58%, 4/25/2034 (d)	146	128
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (d)	58	54
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	171	167
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	70	63
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	913	885
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	130	128
Series 2004-6, Class 30, PO, 7/25/2034	118	89
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	81	76
Series 2004-7, Class 30, PO, 8/25/2034	77	55
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	64	49
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	64	60
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	150	138
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	67	56
Series 2004-1, Class 30, PO, 2/25/2034	9	5
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.79%, 5/25/2035 (a) (d)	5,164	2,635
Series 2006-2, Class 1A1, 4.12%, 5/25/2036 (a) (d)	531	413
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	71	50
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.06%, 10/25/2028 (d)	184	172
Series 2003-F, Class A1, 6.08%, 10/25/2028 (d)	241	224
Series 2004-A, Class A1, 5.90%, 4/25/2029 (d)	75	69

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-C, Class A2, 6.24%, 7/25/2029 (d)	122	117
Series 2003-A5, Class 2A6, 6.03%, 8/25/2033 (d)	89	83
Series 2004-A4, Class A2, 5.31%, 8/25/2034 (d)	211	194
Series 2004-1, Class 2A1, 5.31%, 12/25/2034 (d)	207	191
Series 2005-A2, Class A1, 5.43%, 2/25/2035 (d)	413	358
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 6.56%, 6/25/2037 (d)	13	13
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (d)	28,853	25,898
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.15%, 10/25/2019 (d)	52	45
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (d)	588	569
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.91%, 6/15/2030 (d)	348	330
Series 2000-TBC3, Class A1, 5.87%, 12/15/2030 (d)	90	85
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	244	209
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	11,960	12,047
Nited Mortgage Mezz, 8.00%, 2/15/2024 ‡	30,000	30,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	66
Series 2003-A1, Class A1, 5.50%, 5/25/2033	15	15
Series 2003-A1, Class A2, 6.00%, 5/25/2033	44	42
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (a)	10,086	9,571
PHH GMSR Frn, 9.00%, 5/25/2025 ‡ (a)	55,000	54,794
Pnmac jun26, 8.53%, 6/25/2026 ‡	29,268	29,158
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	176	167
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (e)	11,013	10,518
RALI Trust
Series 2002-QS16, Class A3, IF, 5.25%, 10/25/2017 ‡ (d)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.11%, 5/25/2018 ‡ (d)	1	— (i)
Series 2005-QA6, Class A32, 6.93%, 5/25/2035 (d)	633	356
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	67	51
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (a)	30	17
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	7,865	7,369
Sequoia Mortgage Trust
Series 2004-8, Class A1, 6.13%, 9/20/2034 (d)	329	282
Series 2004-8, Class A2, 6.41%, 9/20/2034 (d)	448	406
Series 2004-10, Class A1A, 6.05%, 11/20/2034 (d)	142	129
Series 2004-11, Class A1, 6.03%, 12/20/2034 (d)	342	302
Series 2004-12, Class A3, 6.00%, 1/20/2035 (d)	322	306
Starwoood Anoo, 9.75%, 4/15/2025 ‡ (a)	29,003	28,894
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (d)	336	309
Series 2005-AR5, Class A3, 5.93%, 7/19/2035 (d)	1,569	1,449
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 4.87%, 2/25/2034 (e)	826	771
Series 2005-RF3, Class 1A, 5.79%, 6/25/2035 (a) (d)	341	292
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.88%, 11/25/2033 (d)	59	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (d)	351	335
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.08%, 9/25/2043 (d)	882	823
Series 2004-4, Class 3A, 5.63%, 12/25/2044 (d)	658	609
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (e)	14,527	13,678
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	92,060	76,752
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000	7,858
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	72,000	71,730
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	161	162
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	61	62
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	232	235
Series 1998-1, Class 2E, 7.00%, 3/15/2028	210	209
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,911	3,684
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (d)	44,935	44,103
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 2.50%, 6/25/2033 (d)	61	53
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	134	124
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	250	244
Series 2003-AR7, Class A7, 5.59%, 8/25/2033 (d)	229	210
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (d)	1,280	1,168
Series 2003-AR9, Class 2A, 5.85%, 9/25/2033 (d)	115	108
Series 2003-S9, Class P, PO, 10/25/2033	11	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	879	821
Series 2003-AR11, Class A6, 5.85%, 10/25/2033 (d)	678	621
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	575	554
Series 2004-AR3, Class A1, 5.75%, 6/25/2034 (d)	277	248
Series 2004-AR3, Class A2, 5.75%, 6/25/2034 (d)	356	318
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	48	47
Series 2006-AR10, Class 2P, 4.17%, 9/25/2036 (d)	36	31
Series 2006-AR8, Class 1A2, 4.38%, 8/25/2046 (d)	232	199
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	32	20
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	317	291
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (d)	585	12
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (d)	2,712	50
Series 2005-4, Class CB7, 5.50%, 6/25/2035	917	770
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	960	145
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	146	120
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	75	66
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	10	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	88	71

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	44	37
Total Collateralized Mortgage Obligations (Cost $2,310,343)		2,172,629
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	17,924
FHLB
1.87%, 2/8/2036	32,500	23,201
1.93%, 2/11/2036	40,000	28,966
Israel Government AID Bond (Israel)
2.15%, 11/1/2024 (g)	5,000	4,884
5.50%, 9/18/2033	6,771	7,125
Resolution Funding Corp. STRIPS
DN, 3.42%, 1/15/2030 (g)	30,700	23,427
DN, 3.04%, 4/15/2030 (g)	26,456	19,926
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	34,629
5.50%, 6/15/2038	493	523
4.63%, 9/15/2060	4,157	3,727
4.25%, 9/15/2065	2,604	2,182
Tennessee Valley Authority STRIPS
DN, 4.56%, 11/1/2025 (g)	17,495	16,316
DN, 6.46%, 7/15/2028 (g)	3,119	2,565
DN, 4.13%, 12/15/2028 (g)	3,500	2,816
DN, 5.71%, 6/15/2035 (g)	2,242	1,268
Total U.S. Government Agency Securities (Cost $207,460)		189,479
Municipal Bonds — 0.4% (j)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,675	2,851
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,622
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,761
Total California		19,234
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,244
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,339
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,909
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,647
Total New York		33,139
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,555	13,716
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	3,031

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,356
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,634
Total Ohio		30,737
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,746
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,014
Total Oklahoma		36,760
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,780
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	12,804	12,784
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,558
Total Texas		33,342
Total Municipal Bonds (Cost $179,015)		160,992
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	10,140	8,036
3.45%, 2/2/2061 (a)	4,399	2,821
Republic of Chile 2.55%, 1/27/2032	9,568	7,974
Republic of Peru 5.63%, 11/18/2050	737	709
Republic of Poland 5.50%, 3/18/2054	18,163	17,412
United Arab Emirates Government Bond 2.88%, 10/19/2041 (a)	15,748	11,328
United Mexican States
3.75%, 1/11/2028	22,959	21,661
2.66%, 5/24/2031	20,674	17,046
3.50%, 2/12/2034	6,211	5,081
6.00%, 5/7/2036	8,056	7,920
4.75%, 3/8/2044	3,906	3,160
4.60%, 1/23/2046	15,089	11,777
4.35%, 1/15/2047	4,228	3,196
4.60%, 2/10/2048	1,928	1,491
4.40%, 2/12/2052	14,965	11,029
6.34%, 5/4/2053	4,796	4,579
3.77%, 5/24/2061	11,682	7,266
5.75%, 10/12/2110	5,118	4,278
Total Foreign Government Securities (Cost $178,312)		146,764
Loan Assignments — 0.1% (b) (k)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $59,306)	60,152	55,843

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (l) (m) (Cost $2,388,769)	2,388,385	2,388,863
Total Investments — 100.7% (Cost $49,232,641)		45,531,913
Liabilities in Excess of Other Assets — (0.7)%		(316,017)
NET ASSETS — 100.0%		45,215,896

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $8,512 or 0.02% of the Fund’s net assets as of May 31, 2024.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of May 31, 2024.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)	Value is zero.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	10,495	09/19/2024	USD	1,143,627	77
U.S. Treasury 10 Year Ultra Note	1,647	09/19/2024	USD	184,953	(788)
U.S. Treasury Ultra Bond	1,442	09/19/2024	USD	177,051	(2,515)
U.S. Treasury 2 Year Note	4,929	09/30/2024	USD	1,004,592	808
U.S. Treasury 5 Year Note	28,537	09/30/2024	USD	3,023,584	3,956
					1,538

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,389,651	$1,357,491	$5,747,142
Collateralized Mortgage Obligations	—	1,684,958	487,671	2,172,629
Commercial Mortgage-Backed Securities	—	2,313,449	117,707	2,431,156
Corporate Bonds	—	11,139,560	—	11,139,560
Foreign Government Securities	—	146,764	—	146,764
Loan Assignments	—	55,843	—	55,843
Mortgage-Backed Securities	—	10,202,405	—	10,202,405
Municipal Bonds	—	160,992	—	160,992
U.S. Government Agency Securities	—	189,479	—	189,479
U.S. Treasury Obligations	—	10,897,080	—	10,897,080
Short-Term Investments
Investment Companies	2,388,863	—	—	2,388,863
Total Investments in Securities	$2,388,863	$41,180,181	$1,962,869	$45,531,913
Appreciation in Other Financial Instruments
Futures Contracts	$4,841	$—	$—	$4,841
Depreciation in Other Financial Instruments
Futures Contracts	(3,303)	—	—	(3,303)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,538	$—	$—	$1,538
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$1,341,510	$(3,035)	$200	$219	$48,928	$(211,219)	$214,322	$(33,434)	$1,357,491
Collateralized Mortgage Obligations	412,871	—	(614)	11	135,000	(59,597)	—	—	487,671
Commercial Mortgage-Backed Securities	92,199	—	608	26	27,341	(2,467)	—	—	117,707
Total	$1,846,580	$(3,035)	$194	$256	$211,269	$(273,283)	$214,322	$(33,434)	$1,962,869

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(918).
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$532,102	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.48%)
			Constant Default Rate	0.00% - 60.00% (0.12%)
			Yield (Discount Rate of Cash Flows)	3.60% - 20.50% (6.84%)
Asset-Backed Securities	532,102
	289,934	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.41%)
			Yield (Discount Rate of Cash Flows)	0.00% - 23.50% (8.50%)

Collateralized Mortgage Obligations	289,934
Total	$822,036

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $ 1,140,833. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$1,597,845	$2,997,228	$2,205,689	$(155)	$(366)	$2,388,863	2,388,385	$25,949	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.